Filed with the Securities and Exchange Commission on April 25, 2008

                                        1933 Act Registration File No. 333-13593
                                                     1940 Act File No. 811-07853

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. ____                          | |

         Post-Effective Amendment No. 14                           |X|
                                      --


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 16                                          |X|
                       --
         (Check appropriate box or boxes.)

                         Kalmar Pooled Investment Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
                    ----------------------------------------
                    (Address of Principal Executive Offices)

                        with a copy of communications to:

                           Joseph V. Del Raso, Esquire
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                               18th & Arch Streets
                             Philadelphia, PA 19103

Registrant's Telephone Number, including Area Code:               (800) 282-2319
                                                                  --------------

                         FORD B. DRAPER, JR., PRESIDENT
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     | |       immediately upon filing pursuant to paragraph (b)
     |X|       on April 28, 2008 pursuant to paragraph (b)
     | |       60 days after filing pursuant to paragraph (a)(1)
     | |       on (date) pursuant to paragraph (a)(1)
     | |       75 days after filing pursuant to paragraph (a)(2)
     | |       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     | |       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

KALMAR
POOLED
INVESTMENT
TRUST
KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                         PROSPECTUS DATED APRIL 28, 2008


This prospectus offers shares of the Kalmar "Growth-with-Value" Small Cap Fund. The Fund seeks long-term capital appreciation. The Fund invests in small capitalization companies which the adviser believes have the potential for significant business growth and capital appreciation, yet whose stocks, at the time of purchase, are trading at undervalued prices in the public trading markets.

Please read this prospectus before investing, and keep it on file for future reference. It gives important information about this mutual fund, including information on investment policies, risks and fees.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"), NOR HAS THE SEC DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO SUGGEST OTHERWISE.

TABLE OF
CONTENTS



INVESTMENT AND PERFORMANCE SUMMARY..........................................   3

FINANCIAL HIGHLIGHTS........................................................   7

COMPARATIVE PERFORMANCE.....................................................   8

ADDITIONAL INVESTMENT AND RISK INFORMATION..................................   9

FUND MANAGEMENT.............................................................  10

SHAREHOLDER INFORMATION.....................................................  11

PRICING OF FUND SHARES......................................................  12

HOW TO PURCHASE SHARES......................................................  13

HOW TO REDEEM SHARES........................................................  14

DIVIDENDS AND DISTRIBUTIONS.................................................  16

TAX CONSEQUENCES............................................................  16

INVESTMENT AND
PERFORMANCE
SUMMARY

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND

INVESTMENT OBJECTIVE:

Long-term capital appreciation. The Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 80% of its assets in the common stocks of small capitalization ("small cap") companies whose stock market capitalizations (total equity market value of outstanding shares) are $3 billion or less at the time of purchase. Using its "Growth-with-Value" investment philosophy, the Fund's adviser, Kalmar Investment Advisers ("Kalmar"), seeks to invest in companies that it believes have the potential for significant future business growth and capital appreciation, yet whose stocks, at the time of purchase, are also trading at prices that are undervalued in the public trading markets.

Kalmar's "Growth-with-Value" investment philosophy integrates what it believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the "good growth businesses" underlying their stocks. In effect, Kalmar seeks to make investments in dynamic companies, capable of strong present and future growth, by offering solutions to real problems or innovative products and services to growing markets of substance. Yet importantly at the same time, Kalmar carefully seeks to buy such companies' stocks at inexpensive or undervalued prices. Kalmar does not speculate on "futuristic" developments that may not prove out, nor does it buy every other growth manager's favorite highly-valued "momentum stocks" that will live or die on each penny of the next quarter's earnings per share. Kalmar instead seeks to own dynamic, forward looking companies, but with a lower risk stock market approach to doing so.

This investment philosophy is primarily a fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. Kalmar views its "Growth-with-Value" philosophy as a relatively conservative approach to small company investing. Kalmar also believes that this approach can result in both lower risk and higher rewards over the longer term when compared to the small company equity markets generally, or to the typical high-turnover "aggressive growth" or "emerging growth" investment styles of most other small cap investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to generate higher long-term returns, to limit transaction costs and to increase tax efficiency for its shareholders.

The Fund's research/portfolio management team uses an independent, hands-on, in-house-research driven approach to investment management decision-making. In identifying solid, well managed, rapidly growing small cap companies that are worthy of investment, the Fund's portfolio managers perform traditional fundamental security analysis, screening and research, which is based on a given company's publicly available financial information. This analysis includes performing screening and research based on a company's publicly available
financial   information,   revenues,   earnings   track  record  and  prospects.
Complementing this, the team also employs in-depth business analysis to specifically evaluate a company's management and controls, profit model, technology, research and development pipeline, competitive positioning, growth strategy and dynamics. As essential aspects of this analysis, the team engages in extensive and on-going management contact, inspects company facilities, and cross checks with customers, suppliers, competitors, as well as with industry trade groups, consultants and such other "experts" as it deems appropriate. The portfolio management team, of course, also attempts to utilize the best information provided by Wall Street analysts and strategists to complement its in-house research and investment management decision making.

As a central ingredient of its investment philosophy and investment selection process, Kalmar seeks to invest in promising smaller companies which meet its objectives for above average future business value growth, BUT which, at the time of investment have not yet been fully recognized and exploited by other institutional small company investors. Such companies may be followed by relatively few securities analysts, and, therefore, may be available for purchase at undervalued prices. By investing in such companies over the longer-term, the Fund's investors can benefit both from their vigorous potential earnings and business value growth and from the potential revaluation upward of their securities as their business success attracts larger numbers of additional investors and greater Wall Street sponsorship over time.

Investors should be aware that due to market factors such as appreciation and capital gains, a small cap company may appreciate to a mid or large cap company. The Fund may continue to hold the stock of such companies provided that it is consistent with the Fund's investment objective and strategies. As a result, investors should be aware that they may be making an investment in the Fund at a time when the Fund's securities have experienced gains and before sales have taken place, recycling the proceeds back into smaller capitalization companies. This is an ongoing, regular part of the portfolio management process.

PRINCIPAL RISKS:

o The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even more extended periods. Therefore, the value of your investment in the Fund may fluctuate, sometimes rapidly and unpredictably, and you could lose money.

o A preponderant portion of the Fund's investments will be in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.

o The Fund may be unable to achieve its investment objective due to the investment strategies employed by Kalmar.

INVESTOR PROFILE:

o The Fund may be appropriate for you if you want to focus on small cap stocks and are willing to ride out stock market fluctuations.

PERFORMANCE SUMMARY:
The bar chart below illustrates how the Fund's performance has varied over time and gives some indication of the risks of an investment in the Fund by showing changes in the Fund's performance for each full calendar year for the past ten years. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                           CALENDAR YEAR TOTAL RETURN


1998         (7.66)%
1999          6.01%
2000         15.70%
2001          0.00%*
2002        (16.53)%
2003         43.54%
2004         12.81%
2005          5.26%
2006          6.17%
2007         12.68%

                         BEST QUARTER                      WORST QUARTER
                      -------------------              --------------------
                            23.22%                           (20.59)%
                          (12/31/01)                        (09/30/98)



* The NAV for the Fund was unchanged for the calendar year 2001.


The table below shows how the Fund's average annual total returns for the past calendar year, the past five and ten calendar years compare to those of the Russell 2000(R) Growth Index (a widely recognized unmanaged index of those companies in the Russell 2000(R) Index with growth characteristics), the Russell 2000(R) Index (a widely recognized unmanaged index of small stocks) and the Lipper Small Cap Growth Index (an average of the total returns of certain funds designated by Lipper in the small cap growth category) for the same periods. This performance information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for one year, five years and ten years of the Fund compare with those of a broad measure of market performance and an index of funds with similar investment objectives. This table assumes reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of future results.



AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/07                     1 YEAR    5 YEARS      10 YEARS
                                                               ------    -------      --------
Kalmar "Growth-with-Value" Small Cap Fund
  Return Before Taxes...................................       12.68%     15.31%        6.78%
  Return After Taxes on Distributions(1)................        9.43%     14.13%        5.88%
  Return After Taxes on Distributions and Sale of
     Shares(1)..........................................       12.61%     13.41%        5.76%
-----------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index(2)  (reflects no deduction
  for fees, expenses or taxes) .........................        7.05%     16.50%        4.32%
Russell 2000(R) Index(3) (reflects no deduction for
  fees, expenses or taxes)..............................       (1.57)%    16.25%        7.08%
Lipper Small Cap Growth Index(4)........................        9.68%     15.44%        6.79%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) companies with higher price-to-value ratios and higher forecasted growth values.

(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, and represents approximately 10% of the total market capitalization of the Russell 3000(R) Index.

(4) The Lipper Small Cap Growth index measures the performance of the 30 largest small capitalization growth equity funds tracked by Lipper, Inc.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) on Purchases......................     None
Maximum Deferred Sales Charge.................................     None
Maximum Sales Charge on Reinvested Dividends..................     None
Redemption Fee................................................     2.00%(1)
Exchange Fee..................................................     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


Management Fee(2).............................................     1.00%
Distribution and Service (12b-1) Fees.........................     None
Other Expenses................................................     0.34%
Total Annual Fund Operating Expenses..........................     1.34%



(1) The Fund imposes a 2% redemption fee calculated as a percentage of the amount redeemed and is charged only if shares are redeemed within 90 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see the "Shareholder Information" Section of this prospectus.

(2) Effective November 7, 2006, Kalmar is entitled to receive an investment advisory fee from the Fund at an annual rate of 1.00% on the first $750 million of the Fund's average daily net assets; 0.975% on the next $250 million of the Fund's average daily net assets; and 0.95% on the Fund's average daily net assets in excess of $1 billion, payable on a monthly basis.

(3) Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in other mutual funds. To the extent the Fund invests in another fund(s), the Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights, as the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR      3 YEARS    5 YEARS     10 YEARS
                       ------      -------    -------     --------
                        $136        $425        $734       $1,613

FINANCIAL
HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended December 31, 2007, December 31, 2006, December 31, 2005 and December 31, 2004 has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available, without charge, upon request. Information for the fiscal year ended December 31, 2003 was derived from financial statements audited by the Fund's former independent registered public accounting firm.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:

                                                          FOR THE FISCAL YEAR ENDED DECEMBER 31
                                                 ------------------------------------------------------
                                                  2007        2006        2005        2004        2003
                                                 ------      ------      ------      ------      ------
Net asset value at beginning of year .....       $16.81      $16.53      $16.17      $14.80      $10.81
                                                 ------      ------      ------      ------      ------
INVESTMENT OPERATIONS
Net investment loss ......................        (0.17)      (0.16)      (0.12)      (0.12)      (0.13)
Net realized and unrealized gain (loss) on
  investments ............................         2.32        1.19        0.97        2.02        4.84
                                                 ------      ------      ------      ------      ------
      Total from investment operations ...         2.15        1.03        0.85        1.90        4.71
                                                 ------      ------      ------      ------      ------
DISTRIBUTIONS
From net realized gain on investments ....        (3.66)      (0.75)      (0.49)      (0.53)      (0.72)
                                                 ------      ------      ------      ------      ------
      Total distributions ................        (3.66)      (0.75)      (0.49)      (0.53)      (0.72)
                                                 ------      ------      ------      ------      ------
Net asset value at end of year ...........       $15.30      $16.81      $16.53      $16.17      $14.80
                                                 ======      ======      ======      ======      ======

Total return .............................        12.68%       6.17%       5.26%      12.81%      43.54%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
Expenses to average net assets ...........         1.34%       1.32%       1.29%       1.27%       1.26%
Net investment loss to average net assets         (1.04)%     (0.90)%     (0.79)%     (0.90)%     (1.03)%
Portfolio turnover rate ..................        37.80%      30.81%      29.51%      23.05%      46.07%
Net assets at end of year (000s omitted) .     $360,725    $435,171    $423,338    $373,933    $270,161

COMPARATIVE
PERFORMANCE


The following table shows the Fund's performance for the period from April 11, 1997 (commencement of operations) through December 31, 2007 versus the Russell 2000(R) Growth Index, the Russell 2000(R) Index and the Lipper Small Cap Growth Index. The Russell 2000(R) Growth and the Russell 2000(R) Indices are unmanaged stock market indices without any associated expenses, and the returns assume the reinvestment of all dividends. The Lipper Small Cap Growth Index is calculated using a weighted average composite index formula which is rebased annually. The Fund's past performance is not a prediction of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


COMPARATIVE PERFORMANCE


                                                         INCEPTION TO DATE
    CUMULATIVE TOTAL RETURNS                            4/11/97 TO 12/31/07
    ------------------------                            -------------------
    Kalmar Small Cap Fund                                     182.09%
    Russell 2000(R) Growth Index                               90.94%
    Russell 2000(R) Index                                     153.78%
    Lipper Small Cap Growth Index                             142.22%

KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND VS. THE RUSSELL 2000(R) GROWTH INDEX, THE RUSSELL(R) 2000 INDEX AND LIPPER SMALL CAP GROWTH INDEX

  AVERAGE ANNUAL RETURNS                          1 YEAR            5 YEARS(1)        SINCE INCEPTION(1,2)
  ----------------------                          ------            ----------        --------------------
  Kalmar Small Cap Fund                           12.68%              15.31%               10.15%
  Russell 2000(R) Growth Index                     7.05%              16.50%                6.21%
  Russell 2000(R) Index                           (1.57)%             16.25%                9.07%
  Lipper Small Cap Growth Index                    9.68%              15.44%                8.59%



(1) Annualized
(2) Fund inception date:  April 11, 1997.

ADDITIONAL INVESTMENT
AND RISK INFORMATION

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The  Fund's  investment  objective  is  long-term  capital  appreciation.   This
investment objective is a fundamental policy and may not be changed without shareholder approval.

Under normal market conditions, the Fund will invest at least 80% of its assets in the common stocks of small cap companies whose stock market capitalizations (total equity market value of outstanding shares) are $3 billion or less at the time of purchase. Using its "Growth-with-Value" investment philosophy, Kalmar seeks to invest in companies that it believes have the potential for significant future business growth and capital appreciation, yet whose stocks, at the time of purchase, are also trading at prices that are undervalued in the public trading markets. Small cap growth companies often pay no dividends and, therefore, current income is not a factor in the selection of stocks. Capital appreciation is likely to be the main component of the Fund's return. Common stocks, in which the Fund primarily invests, represent an ownership interest in the issuer and entitle the holder to participate in any income and/or capital gains of the issuer by way of dividends and generally have voting rights.

ADDITIONAL INVESTMENT STRATEGIES

The Fund may also purchase investment grade securities with an equity component such as convertible preferred stock, debt securities convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock if consistent with its long-term capital appreciation objective. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common or preferred stock. By investing in convertible securities, the Fund seeks to participate in the capital appreciation of the common stock into which the securities are convertible through the conversion feature. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same percentage ownership in the company and mitigate any potential economic dilution after the new stock offering.

The Fund may, consistent with its objective, invest a portion of its total assets in equity securities of larger capitalization companies if Kalmar believes that suitable small company opportunities are not available or if such larger stocks have strong growth potential and meet Kalmar's "Growth-with-Value" criteria and investment discipline.

PORTFOLIO TURNOVER
Because of its longer-term investment philosophy, the Fund does not intend to engage in frequent trading tactics which could result in high portfolio turnover, less favorable tax consequences (i.e., a high proportion of short-term capital gains relative to long-term capital gains) or increased trading and brokerage expenses paid by the Fund. The Fund anticipates that its annual portfolio turnover rate should generally not exceed 75%, although it is impossible to predict portfolio turnover rates.

TEMPORARY DEFENSIVE POSITIONS
When adverse economic or market conditions occur, the Fund temporarily may invest up to 100% of its net assets in short-term, cash equivalent investments. The Fund may be unable to achieve its investment objective when taking a temporary defensive position. While reserving the right to make such strategic moves, Kalmar has not taken such an extreme position in its experience and generally believes in remaining fully invested.

RISK FACTORS
Investing in the Fund involves the following risks:

o MARKET RISK. Investments in common stocks in general are subject to market, economic and business risks that will cause their market value to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

o SMALL COMPANY RISK. While securities of small cap companies may offer greater opportunity for capital appreciation than larger companies, investment in such companies presents greater risks than investment in larger, more established companies. Indeed, historically, small cap stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, small cap stocks may, to a degree, fluctuate independently of larger company stocks. Small cap stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the price of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.

o MANAGEMENT RISK. As with all mutual funds, the Fund is subject to the risk that an investment strategy used by Kalmar may fail to produce the intended result.

o OPPORTUNITY RISK. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information (the "SAI") which is available on the Fund's website at WWW.KALMARINVESTMENTS.COM.


FUND
MANAGEMENT

INVESTMENT ADVISER


Kalmar, located at 3701 Kennett Pike, Wilmington, Delaware 19807, serves as the investment adviser for the Fund. Kalmar manages the investments of the Fund according to the Fund's stated investment objective, philosophy and policies and subject to its limitations and restrictions. Kalmar makes the Fund's day-to-day investment decisions, selects brokers and dealers to execute portfolio transactions and generally manages the Fund's investments. As of December 31, 2007, Kalmar (and its affiliates) managed approximately $2.8 billion primarily in small capitalization stocks including separately managed accounts and the Fund. Kalmar's other clients include high net worth individuals and family trusts, corporations, pensions and profit-sharing plans and institutions such as endowments, foundations, hospitals and charitable institutions. Kalmar (and its affiliates) invests assets of its own profit-sharing plan in shares of the Fund, as do members of its investment team and other employees. As compensation for its services for the fiscal year ended December 31, 2007, the Fund paid Kalmar a monthly advisory fee at the annual rate of 1.00% of the Fund's average daily net assets. A discussion regarding the basis for the Fund's Board of Trustees approving the Fund's investment advisory agreement with Kalmar is available in the Fund's Annual Report to Shareholders for the year ended December 31, 2007.


Effective November 7, 2006, Kalmar is entitled to receive an investment advisory fee from the Fund at an annual rate of 1.00% on the first $750 million of the Fund's average daily net assets; 0.975% on the next $250 million of the Fund's average daily net assets; and 0.95% on the Fund's average daily net assets in excess of $1 billion, payable on a monthly basis.

PORTFOLIO MANAGEMENT TEAM

Kalmar is owned entirely by twelve principals and Kalmar's founder, Ford B. Draper, Jr., who owns a majority interest in the firm. Kalmar utilizes a team approach in managing the Fund's portfolio with Mr. Draper, as chief investment officer, leading and supervising the research/portfolio management team. Listed below are the team members primarily responsible for managing the Fund along with their business experience.

THE INVESTMENT COMMITTEE


The Adviser has an Investment Committee ("Committee") of portfolio managers and analysts dedicated to managing the Fund. The Committee meets regularly to review portfolio holdings and discuss purchase and sales activity. Committee members buy and sell securities for the Fund as they see fit, guided by the Fund's investment objective and strategy.


The Committee members who are jointly and primarily responsible for the day-to-day management of the Fund are identified below. As chief investment officer, Mr. Draper's responsibility in this regard is slightly weightier than Mr. Walker's and Mr. Hartley's, approximately in a 40%/30%/30% division of responsibility.

FORD B. DRAPER, JR.

Mr. Draper is President, Chief Investment Officer, Portfolio Manager and Research Analyst of the Adviser. He has been an Investment Committee member since inception. Mr. Draper's primary responsibilities within the Investment Committee include research, portfolio strategy and portfolio management. Mr. Draper founded the Adviser in 1997. Mr. Draper is the lead Portfolio Manager and Research Analyst for the Fund.

DANA F. WALKER

Mr. Walker is a Portfolio Manager and Research Analyst of the Adviser. He has been an Investment Committee member since inception. Mr. Walker's primary responsibilities within the Investment Committee include research and portfolio management. Mr. Walker joined the Adviser in 1997. Mr. Walker is also Co-Portfolio Manager and Research Analyst for the Fund. He is a Chartered Financial Analyst.

GREGORY A. HARTLEY

Mr. Hartley is a Portfolio Manager and Research Analyst of the Adviser. He has been an Investment Committee member since inception. Mr. Hartley's primary responsibilities within the Investment Committee include research and portfolio management. Mr. Hartley joined the Adviser in 1997. Mr. Hartley is also Co-Portfolio Manager and Research Analyst for the Fund. He is a Chartered Financial Analyst.

The Fund's SAI provides additional information on the Investment Committee members primarily responsible for the Fund, including a description of their compensation, other accounts managed by the Committee members, and the Committee members' ownership of securities in the Fund.




SHAREHOLDER
INFORMATION

The Fund is not designed to accommodate market timing or repetitive trading. "Market timing" is defined as effecting frequent trades into or out of a mutual fund in an effort to anticipate price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of Kalmar to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

The Board of Trustees has adopted a policy designed to discourage frequent purchases and redemptions. All persons purchasing Fund shares (including shares held through an intermediary, including a broker, bank, investment adviser, recordkeeper, insurance company), who make more than one "round trip" (i.e., one purchase and one sale) involving the Fund within any 90-day calendar period will violate the policy. Systematic purchases and redemptions and payroll contributions, withdrawals and loans by retirement plan participants are excluded from this policy.

REDEMPTION FEE. The Fund charges a redemption fee of 2% on proceeds from shares redeemed within 90 days following their acquisition. The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.

The 2% redemption fee will not be charged on the following transactions: (1) shares redeemed via a systematic withdrawal plan approved by the Adviser; (2) shares redeemed through an automatic, nondiscretionary rebalancing or asset allocation program approved by the Adviser; (3) shares purchased by the reinvestment of dividends and capital gain distributions; (4) shares purchased with retirement plan participant contributions (e.g., payroll contributions);
(5) shares redeemed as part of a retirement plan, participant-directed distribution including, but not limited to, the following examples: death distributions, hardship withdrawals, loan withdrawals, Qualified Domestic Relations Orders (QDROs); (6) shares redeemed as part of a retirement plan termination or restructuring; (7) shares transferred from one retirement plan to another retirement plan in the same Fund; and (8) shares redeemed by the Fund to cover various fees (e.g., fiduciary fees).

PRICING OF
FUND SHARES

The Fund's share price is based upon the net asset value of the Fund. The Fund's administrator and accounting agent, PFPC Inc. ("PFPC"), determines the net asset value per share as of the close of the regular trading session of the New York Stock Exchange (the "NYSE") which is normally 4:00 p.m., Eastern time, each day that the NYSE is open. The net asset value per share is determined by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding.


An exchange-listed security is valued at its last sale price on that exchange on the day when the security is valued. In the absence of any sales on that day, the security is valued at the mean between the closing asked and bid quotations. An unlisted security that is quoted on NASDAQ is valued at the official closing price reported on NASDAQ on the day the security is valued. In the absence of any sales on that day, the security is valued at the mean between the closing asked and bid quotations.

A security that is not listed on the NASDAQ is valued at the mean between the closing asked and bid quotations. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of the Trust, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.


When the Fund uses fair value pricing to determine the value of securities, such securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced using procedures that the Board of Trustees believe accurately reflects fair value.


The Fund will value money market securities and debt obligations with less than sixty days remaining to maturity when acquired by the Fund on an amortized cost method of valuation excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount from cost versus par value at maturity. If the Fund acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

HOW TO
PURCHASE
SHARES

Shares of the Fund are offered without the imposition of any sales charges or distribution fees. However, certain broker-dealers or service agents may charge you transaction or other account fees for effecting transactions in Fund shares. The Fund's shares are offered at the net asset value per share next determined after the receipt by PFPC of a purchase request in good order and payment in proper form. Information on investing in the Fund is presented below, and any requests for applications, additional information or questions may be directed to PFPC at (800) 282-2319. The Fund and its agents reserve the right at any time to reject or cancel any part or all of any purchase order for any reason.


MINIMUM INVESTMENT. The minimum initial investment in the Fund is $10,000, and subsequent investments must total at least $1,000. The minimum initial investment requirement for qualified retirement accounts is $1,000 and there is no minimum for subsequent investments. The Fund may, in its discretion, waive the minimum initial or additional investment amounts at any time.


PURCHASE PRICE. Purchase orders for shares of the Fund, which are received in proper form by PFPC prior to the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) on any day that the Fund is open, are priced according to the net asset value per share determined on that day. Purchase orders received in proper form by PFPC after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

IN-KIND PURCHASES. At the discretion of the Fund, you may be permitted to purchase Fund shares by transferring securities to the Fund that: (1) meet the Fund's investment objective and policies; (2) are acquired by the Fund for investment and not for resale purposes; and (3) are liquid securities which are not restricted as to transfer by agreement, law or liquidity of market. At the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged, together with other securities of the same issuer owned by the Fund, may not exceed 5% of the net assets of the Fund immediately after the transaction.


Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value. All dividends, interests, subscriptions, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by you upon receipt from the issuer.


CUSTOMER IDENTIFICATION PROGRAM. The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

The Fund's agent, PFPC, will obtain, verify and record identifying information, which may include the name, street address, social security or taxpayer identification number or other identifying information for each investor who opens an account. PFPC may also ask to see a shareholder's driver's license or other identifying documents. The Fund and its agent, PFPC, will not be responsible for any loss resulting from an investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

Purchases of shares may be made in one of the following ways:

o PURCHASES BY MAIL. You may purchase shares by sending a check drawn on a U.S. bank payable to the Kalmar "Growth-with-Value" Small Cap Fund, along with a completed shareholder application, to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., P.O. Box 9831, Providence, RI 02940. A shareholder application sent by overnight mail should be sent to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427. If a subsequent investment is being made, you should use the purchase stub and return envelope from the most recent account statement and the check should also indicate your Fund account number.

o PURCHASES BY WIRE. To purchase shares by wiring federal funds, you must first notify PFPC by calling (800) 282-2319 to request an account number and furnish the Fund with a social security or taxpayer identification number. Following notification to PFPC, federal funds and registration instructions should be wired through the Federal Reserve System to:

PFPC INC.
C/O PNC BANK, N.A.
PHILADELPHIA, PA
DDA #86-0179-1174
ABA #031-0000-053
ATTENTION: KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND, FURTHER CREDIT [SHAREHOLDER NAME AND ACCOUNT NUMBER]

For initial purchases by wire, a completed application with signature(s) of investor(s) must promptly be sent to PFPC at one of the addresses stated above under "Purchases By Mail." You should be aware that some banks may charge you a wire service fee.

o AUTOMATIC INVESTMENT PLAN. You may purchase Fund shares through an Automatic Investment Plan operated by the Fund. The Plan provides a convenient method by which you may have monies deducted directly from your checking, savings or bank money market accounts for investment in the Fund. Under the Plan, PFPC, at regular intervals, will automatically debit your bank account in an amount of $100 or more (subsequent to the $10,000 minimum initial investment), as specified by you. You may elect to invest the specified amount monthly, bimonthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the net asset value per share at the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) on or about the 20th day of the month. For further details about this service, refer to the Application accompanying this prospectus or call PFPC at (800) 282-2319.


o RETIREMENT PLANS. Shares of the Fund are available for use in all types of tax-deferred retirement plans such as IRAs, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. For more information, see "Retirement Plans" in the Fund's SAI. Application forms and brochures describing investments in the Fund for retirement plans can be obtained from PFPC by calling (800) 282-2319.


HOW TO
REDEEM
SHARES

You may redeem all or a portion of your shares on any day that the Fund calculates its net asset value. See "Pricing of Fund Shares." Except as noted below, redemption requests received in good order by PFPC prior to the close of regular trading on the NYSE on any business day that the Fund calculates its per share net asset value, are effective at the net asset value per share determined that day. Redemption requests received in good order by PFPC after the close of the NYSE are effective as of the time the net asset value per share is next determined. Redemption proceeds are normally sent on the next business day following receipt by PFPC of redemption requests in good order, but under most circumstances not later than 7 days following such receipt, or as governed by law. Under certain circumstances, the Fund does reserve the right to make redemptions in portfolio securities rather than cash (see "In-Kind Redemption"). Redemption requests should be accompanied by the Fund's name and the shareholder's account number. Corporations, other organizations, trusts, fiduciaries and other institutional investors may be required to furnish certain additional documentation to authorize redemptions. The Fund imposes a 2% redemption fee on Fund shares redeemed within 90 days of purchase (see "Shareholder Information").

Delivery of the proceeds of a redemption of shares that were recently purchased and paid for by check may be delayed until the Fund determines that the Fund's custodian has completed collection of the purchase check which may take up to 10 days. Also, redemption requests for accounts for which purchases were made by wire may be delayed until the Fund receives a completed application for the account. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted, (b) the NYSE is closed, (c) when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or (d) if the SEC orders the Fund to suspend redemptions.

Shares may be redeemed in one of the following ways:

o REDEMPTION BY MAIL. Your written redemption request must (i) identify your account number, (ii) state the number of shares or dollar amount to be redeemed, and (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for an amount in excess of $25,000, or for any amount if payment is to other than the shareholder of record, or if the proceeds are to be sent elsewhere than the address of record, must be accompanied by a signature guarantee by a guarantor institution that is acceptable to the Fund's transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a signature guarantee program recognized by the Securities Transfer Association. The three recognized signature guarantee programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notarized signature is not sufficient. A signature and a signature guarantee are required for each person in whose name the account is registered. PFPC may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. You should submit written redemption requests to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., P.O. Box 9831, Providence, RI 02940. A redemption request sent by overnight mail should be sent to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427. A redemption request will not be deemed to be properly received until PFPC receives all required documents in proper form. Questions regarding the proper form for redemption requests should be directed to PFPC at (800) 282-2319.

o REDEMPTION BY TELEPHONE. You may redeem shares by telephone by completing the telephone redemption section of the shareholder application which describes the telephone redemption procedures in more detail and requires certain information that will be used to identify the shareholder when a telephone redemption request is made. You may redeem by telephone amounts up to $50,000 by instructing PFPC at (800) 282-2319. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, you should send a written request to PFPC at the address listed above. A signature guarantee is required of all shareholders in order to change telephone redemption privileges. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, the number of shares to be redeemed and certain other information necessary to identify the shareholder.

During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach PFPC by telephone, you may make a redemption request by mail. The Fund or PFPC reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

WIRING OF REDEMPTION PROCEEDS. The Fund will wire redemption proceeds to a predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge you a fee for this service. Amounts redeemed by wire are normally wired on the next business day after receipt of a redemption request in proper form (if received before the close of regular trading on the NYSE), but in no event later than five days following such receipt.

IN-KIND REDEMPTION. The Fund will satisfy redemption requests in cash to the extent feasible, so long as such payments would not, in the opinion of Kalmar or the Board of Trustees, result in the necessity of the Fund selling assets under adverse conditions and to the detriment of the Fund's remaining shareholders. Under circumstances in which it is deemed detrimental to the best interests of the Fund's shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets (for any one shareholder over a 90-day period) by a distribution in kind of marketable securities in lieu of cash. Any portfolio securities paid or distributed in-kind would be valued as described under "Pricing of Fund Shares." In the event that the Fund makes an in-kind payment, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and if the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to satisfy the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem your account if it is inactive and worth less than the minimum initial investment when the account was established, currently $10,000. The Fund will advise you of its intention to redeem your account in writing at least sixty (60) days prior to effecting such redemption, during which time you may purchase additional shares in any amount necessary to bring the account back to the appropriate minimum amount. The Fund will not redeem your account if it is worth less than the appropriate minimum amount solely because of a market decline.

SYSTEMATIC WITHDRAWAL PLAN. If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. Under this Plan, you may automatically redeem a portion of your Fund shares monthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at net asset value at the close of the NYSE on or about the 25th day of the month at the frequency selected by you. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporary purchases and redemptions may result in adverse tax consequences. For further details about this service, see the application or call PFPC at (800) 282-2319.

DIVIDENDS AND
DISTRIBUTIONS

The Fund intends to declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. The Fund will distribute net realized capital gains, if any, once each year. Reinvestment of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the ex date of the dividend or distribution unless you have elected in writing to receive dividends or distributions in cash. You may change an election by notifying PFPC in writing thirty (30) days prior to the record date. You may call PFPC for more information. Expenses of the Fund, including the advisory fee, are accrued each day. All shares of the Fund will share proportionately in the Fund's investment income and expenses.

TAX
CONSEQUENCES

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this prospectus is provided as general information only and should not be considered as tax advice or relied on by an investor. You should consult your own tax professional concerning the various tax consequences of an investment in the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the SAI.

The Fund intends to qualify annually to be treated as a regulated investment company under the Code. As such, the Fund will not be subject to federal income or excise taxes on the earnings it distributes to shareholders provided the Fund satisfies certain requirements and restrictions of the Code.

Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

    --The Fund makes distributions; and

    --You sell Fund shares.

When you open your Fund account, you should provide your social security or taxpayer identification number on your account registration form. By providing this information, you will avoid being subject to a federal backup withholding tax on taxable distributions and redemption proceeds.

TAXES ON DISTRIBUTIONS. The Fund anticipates that its distributions to shareholders will consist principally of capital gains rather than dividend or interest income. Distributions from the Fund to you are normally subject to federal, state, and local income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. Certain of the Fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income. Other distributions, including distributions of long-term capital gains, are taxable to you as capital gains. Any long-term capital gains distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if you purchase shares in the Fund shortly before the record date for a capital gains distribution or a dividend, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

Corporations may be entitled to take a dividends received deduction for a portion of certain dividends they receive from the Fund subject to limitations and restrictions provided in the Code. Dividends that are declared in October, November or December, but not paid until the following January, will be treated for tax purposes as having been paid in December of the year of declaration.

Every January you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends for tax purposes.

TAXES ON SALES. A capital gain on the sale or redemption of your Fund shares normally is subject to federal, state, and local income tax. Any capital gain or loss on the sale or redemption of your Fund shares generally is the difference between the cost of your shares and the price you received when sold or redeemed. Any gain or loss incurred on a sale of the Fund's shares held for twelve months or more will be treated as a long-term capital gain or loss. Certain special rules apply to limit or reclassify gains or losses.


                                              KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER APPLICATION
------------------------------------------------------------------------------------------------------------------------------------
                            SEND COMPLETED APPLICATION TO:
KALMAR                             KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
POOLED                             C/O PFPC INC.
INVESTMENT                         P.O. BOX 9831
TRUST                              PROVIDENCE, RI 02940

                            TO ACCESS OUR ONLINE APPLICATION:
                                   WWW.KALMARINVESTMENTS.COM

                            You may also contact us by:
                              o  Phone:            1 (800) 282-2319
                              o  Overnight Mail:   Kalmar "Growth-with-Value" Small Cap Fund
                                                   c/o PFPC Inc.
                                                   101 Sabin Street
                                                   Pawtucket, RI 02860-1427
------------------------------------------------------------------------------------------------------------------------------------
1.   ACCOUNT REGISTRATION - PLEASE PRINT
------------------------------------------------------------------------------------------------------------------------------------

|_|  INDIVIDUAL OR JOINT ACCOUNT

     -------------------------------------------------------------------------------------------------------------------------------
     First name               Middle initial          Last name                  Social Security Number             Date of Birth

     -------------------------------------------------------------------------------------------------------------------------------
     First name               Middle initial          Last name                  Social Security Number             Date of Birth

           JOINT OWNER(S) (JOINT OWNERSHIP MEANS "JOINT TENANTS WITH RIGHTS OF SURVIVORSHIP" UNLESS OTHERWISE SPECIFIED.)

====================================================================================================================================

|_|  GIFT/TRANSFER TO A MINOR

     -------------------------------------------------------------------------------------------------------------------------------
     Name of Custodian - ONE ONLY           Custodian's Social Security Number          Custodian's date of birth

     As Custodian For
                     ---------------------------------------------------------------------------------------------------------------
                             Minor's Name                                               Minor's date of birth

     Under the Uniform Gift/Transfer to Minors Act
                                                  ----------------------------------------------------------------------------------
                                                               State                    Minor's Social Security Number

====================================================================================================================================

|_|  TRUST        |_| CORPORATION       |_| PARTNERSHIP       |_| OTHER ENTITY                          (Check One)
                                                                                        ---------------

     -------------------------------------------------------------------------------------------------------------------------------
     Name of Entity (Corporate Resolution/Partnership Agreement Required)       Taxpayer Identification Number

     -------------------------------------------------------------------------------------------------------------------------------
     Name of each trustee (if any)          Date of birth of Trustee            Date of trust document (must be completed for trust
                                                                                registration)

     Will this account be trading as an omnibus account?         Yes           No
                                                           ------       ------

     Is your company any of the following (If yes, please provide business classification,): a bank organized and located outside the United States; a foreign office, agent or branch of a U.S. covered financial institution; money transmitter; currency dealer or exchanger; or a company that if located in the United States would be required to register as a mutual fund, securities broker-dealer or a futures commission merchant?

              No             Yes, please explain
     --------     ----------                      ------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2.   ADDRESS
------------------------------------------------------------------------------------------------------------------------------------

                                                           ACCOUNT HOLDER

     -------------------------------------------------------------------------------------------------------------------------------
     Street Address (P.O Box acceptable if street address is given)             Daytime Phone (including Area Code)

     -------------------------------------------------------------------------------------------------------------------------------
     City                  State            Zip code                            Evening Phone (including Area Code)

     -------------------------------------------------------------------------------------------------------------------------------
     |_| U.S. Citizen      |_| Resident Alien (Country)                         |_| Non resident Alien (Country)

     -------------------------------------------------------------------------------------------------------------------------------

     -------------------------------------------------------------------------------------------------------------------------------
       THE USA PATRIOT ACT

       To help the government fight the funding of terrorism and money laundering activities,  Federal Law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

       What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify  you.  This  information  will be verified to ensure the identity of all persons  opening a mutual fund account.  Until such  verification is made, the Fund may temporarily  limit  additional  share  purchases.  In addition,  the Fund may limit  additional  share  purchases  or close an  account  if it is unable to verify a  customer's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
     -------------------------------------------------------------------------------------------------------------------------------

                                           INTERESTED PARTY, DUPLICATE ACCOUNT STATEMENT

     -------------------------------------------------------------------------------------------------------------------------------
     Number and Street                                                          Telephone No. (Include Area Code)

     -------------------------------------------------------------------------------------------------------------------------------
     Apartment, Floor or Room Number

     -------------------------------------------------------------------------------------------------------------------------------
     City                                            State                                                Zip code

------------------------------------------------------------------------------------------------------------------------------------
3.   INITIAL INVESTMENT - MINIMUM $10,000
------------------------------------------------------------------------------------------------------------------------------------

     Enclosed is a check payable to the Kalmar "Growth-with-Value" Small Cap Fund for $
                                                                                       -----------------------------------

     |_| By Federal Fund wire (please call (800) 282-2319 for instructions):

     -------------------------------------------------------------------------------------------------------------------------------
     Name of Bank                                                               Wire Amount ($)                 Wire Date


------------------------------------------------------------------------------------------------------------------------------------
4.   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------

     All dividends and capital gains distributions will be automatically reinvested in additional shares at net asset value unless otherwise indicated by checking the box(es) below:

     |_| Dividends in cash      |_| Capital Gains in cash      |_| Dividends and Capital Gains in cash

     If dividends and capital gains distributions are distributed in cash, you have the option to receive such amounts either by direct deposit into your bank account or by check. Please check one box below.

     |_| Direct Deposit         |_| Check

     PLEASE ATTACH A VOIDED CHECK IF YOU CHOOSE DIRECT DEPOSIT.


------------------------------------------------------------------------------------------------------------------------------------
5.   SIGNATURE AND TAX CERTIFICATIONS
------------------------------------------------------------------------------------------------------------------------------------

     I have received and read the Prospectus for the Kalmar "Growth-with-Value" Small Cap Fund and agree to its terms; I am of legal age. I understand that investment in these shares involves investment risks, including possible loss of principal. If a corporate customer, I certify that appropriate corporate resolutions authorizing investment in the Kalmar "Growth-with-Value"
     Small Cap Fund have been duly adopted.

     By signing this form, I certify that the information provided is accurate and I acknowledge that the Kalmar "Growth-with-Value"
     Small Cap Fund will use this information to attempt to verify my identity. The Kalmar "Growth-with Value" Small Cap Fund is requesting a copy of the articles of incorporation, partnership document, trust agreement or other similar documents solely for the purpose of verifying my identity as required by federal law. The Kalmar "Growth-with-Value" Small Cap Fund is not assuming any responsibility for monitoring, maintaining, interpreting or enforcing any terms or provisions of those documents. All owners must sign.
     -------------------------------------------------------------------------------------------------------------------------------
     1)  I certify under penalties of perjury that the Social Security number or taxpayer identification number is correct (or I am waiting for a taxpayer identification number to be issued to me); and
     2)  I certify under penalties of perjury that I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding; and
     3)  I certify under penalties of perjury that I am a U.S. person (including a U.S. resident alien).

     The certifications above are required from all nonexempt persons to prevent backup withholding of 28% of all taxable distributions and gross redemption proceeds under the federal income tax law. Item 2 must be crossed out if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

     The Internal Revenue Service does not require your consent to any provision of this document other than the certifications to avoid backup withholding.
     -------------------------------------------------------------------------------------------------------------------------------


     -------------------------------------------------------------------------------------------------------------------------------
     Signature                                                                  Date

     -------------------------------------------------------------------------------------------------------------------------------
     Signature                                                                  Date

     Check one:   |_| Owner         |_| Trustee      |_|  Custodian    |_| Other
                                                                                ---------------------------


------------------------------------------------------------------------------------------------------------------------------------
6.   OPTIONAL SHAREHOLDER PRIVILEGES
------------------------------------------------------------------------------------------------------------------------------------

                                                 TELEPHONE REDEMPTION AUTHORIZATION

     I/We hereby authorize the use of cash transfers to effect redemptions of shares from my/our account according to telephone instructions from any one of the authorized signers listed in Section 6B and to send the proceeds to (CHECK ONE OR MORE OF THE
     FOLLOWING):

     |_| My address of record as indicated in Section 2 (must be $50,000 or less and address must be established for a minimum of 60 days)

     |_| My bank as designated below

     |_| Wire proceeds to my bank via the Federal Funds Wire System (minimum $1,000) as designated below

     |_| All of the above

     -------------------------------------------------------------------------------------------------------------------------------
     Bank Name                                                         Bank Routing Transit #

     -------------------------------------------------------------------------------------------------------------------------------
     Bank Account # (Checking/Savings)     Account Holder

     -------------------------------------------------------------------------------------------------------------------------------
     Bank Address:   Street                           City                                  State                     Zip


     PLEASE ATTACH A VOIDED CHECK OF THE BANK ACCOUNT DESIGNATED ABOVE.

     Telephone redemption by wire can be used only with financial institutions that are participants in the Federal Reserve Bank
     Wire System. If the financial institution you designate is not a Federal Reserve participant, telephone redemption proceeds will be mailed to the named financial institution. In either case, it may take a day or two, upon receipt for your financial institution to credit your bank account with the proceeds, depending on its internal crediting procedures.


====================================================================================================================================

                           AUTOMATIC INVESTMENT PLAN - (SUBJECT TO THE $10,000 MINIMUM INITIAL PURCHASE)

     I hereby request that PFPC, the Fund's Transfer Agent, draw an automatic clearing house ("ACH") debit electronically on the bank checking account designated on a monthly basis and invest the amount collected in Kalmar "Growth-with-Value" Small Cap
     Fund shares. The shares are purchased on the same day that the Transfer Agent draws the debit, and a confirmation is sent to you.

     Mark one of your personal checks "VOID" and attach the voided check to this application. As soon as your bank accepts your authorization, debits will be generated and purchases of Kalmar "Growth-with-Value" Small Cap Fund shares will begin. Please note that your bank must be able to accept ACH transactions and/or may be a member of an ACH Association. The Fund cannot guarantee acceptance by your bank. Please allow one (1) month for processing of this automatic option before the first debit occurs.

     Please begin Automatic Investment for me on  _____________________________, 20____ and invest $_______________ (minimum of
     $100) in shares of the Kalmar "Growth-with-Value" Small Cap Fund on the 20th of each month.


     -------------------------------------------------------------------------------------------------------------------------------
     Name of Bank:

     -------------------------------------------------------------------------------------------------------------------------------
     Bank Address:                                                              Bank Telephone #:

     -------------------------------------------------------------------------------------------------------------------------------
     Signature of Depositor/Date:                                               Signature of Joint Depositor (if any)/Date:


     I understand that my ACH debit will be dated on or about the 20th of the month specified. I agree that if such debit is not honored upon presentation, PFPC may discontinue this service without prior notice, and any purchase of Fund shares may be reversed. PFPC is under no obligation to notify the undersigned as to the nonpayment of any debit. I further understand that the net asset value of Kalmar "Growth-with-Value" Small Cap Fund shares at the time of reversal may be less than the net asset value on the day of the original purchase. PFPC is authorized to redeem sufficient additional full and fractional shares from my account to make up the deficiency. Automatic Investing may be discontinued by PFPC by written notice to the shareholder at least thirty (30) days prior to any payment date or by the investor by written notice to PFPC provided that the notice is received not later than ten (10) business days prior to the specified investment date.

====================================================================================================================================

                            SYSTEMATIC WITHDRAWAL PLAN - (ACCOUNT BALANCES MUST BE GREATER THAN $10,000)

     Frequency of withdrawals (check one):  |_|  monthly     |_| bi-monthly   |_|  quarterly     |_|  semi-annually     |_| annually

     I/We authorize PFPC to make periodic redemptions of Kalmar "Growth-with-Value" Small Cap Fund shares as necessary to provide the payments indicated below.

     Method of Payment: (check one):        |_|  Check       |_| Automatic Clearing House ("ACH") electronic credit
                                                                 (SEE INSTRUCTIONS BELOW)

     If you have chosen the ACH credit option to your bank account, please mark one of your personal checks "VOID" and attach the voided check to this application. Please note that your bank must be able to accept ACH transactions and/or may be a member of an ACH Association. The Fund cannot guarantee acceptance by your bank.

     The first withdrawal is to be made about the 25th day of __________________, 20____   Amount of each withdrawal (minimum $100):
                                                                                                                         $__________

     -------------------------------------------------------------------------------------------------------------------------------
     Name of Bank:                                                     Bank Address:

     -------------------------------------------------------------------------------------------------------------------------------
     Signature of Depositor/Date:                                      Signature of Joint Depositor (if any)/Date:


     THIS APPLICATION MUST BE RECEIVED BY THE 10TH OF THE MONTH INDICATED TO BECOME EFFECTIVE FOR THAT MONTH.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on portfolio holdings and operating results for the Fund's most recently completed fiscal year or half-year. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides additional information and a more detailed description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference (legally the SAI is part of the prospectus).

Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

Kalmar "Growth-with-Value" Small Cap Fund
c/o PFPC Inc.
P.O. Box 9831 Providence, Rhode Island 02940
(800) 282-2319
8:30 a.m. to 5:00 p.m. Eastern time


You may also obtain a copy of these documents without charge by visiting the Fund's website at WWW.KALMARINVESTMENTS.COM.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-5850. Reports and other information about the Fund are available on the SEC's EDGAR Database and may be viewed or downloaded from the SEC's Internet site at HTTP://WWW.SEC.GOV.


              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
                    CHANGES TO EXISTING ACCOUNTS, PURCHASING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                           PLEASE CALL (800) 282-2319.


          The investment company registration number for Kalmar Pooled
                         Investment Trust is 811-07853.

--------------------------------------------------------------------------------
                         KALMAR POOLED INVESTMENT TRUST
                                 PRIVACY POLICY

Kalmar and our employees recognize the importance of protecting the privacy and confidentiality of your nonpublic personal information. To help you better understand how your personal information is protected at Kalmar we are providing you with the following statement describing our practices and policies regarding the collection, use, retention, and security of nonpublic personal information. In the event you terminate your client relationship with us, or temporarily become inactive, we will continue to adhere to the policies and practices described in this notice.

                             INFORMATION WE COLLECT

We collect nonpublic personal information about you (and our other clients) from the following sources:
   o Information we receive from you on contracts, fund applications or other forms;
   o Information about your transactions with us, our affiliates or others; and
   o Information we receive from you through conversations on the telephone or in person and written or E-mail correspondence.

                             INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to third parties except on the limited basis necessary to help manage your affairs confidentially, AND IMPORTANTLY on the limited basis permitted or required by law. As an example, we may provide information about you to third parties such as your custodian or accountant to assist us in servicing your account and to send transaction confirmations, quarterly and annual reports, and tax forms to you.

                             OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with or exceed Federal standards to guard your nonpublic personal information. We also restrict access to your nonpublic personal and account information to those employees who need to know that information to provide products or services to you. In addition, reasonable measures are taken to ensure for the proper disposal of any personal and account information in accordance with Securities and Exchange Commission Regulation S-P.


               This Privacy Policy is not part of this Prospectus.
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                            WWW.KALMARINVESTMENTS.COM



                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406


                              SHAREHOLDER SERVICES
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940


                                    CUSTODIAN
                               PFPC TRUST COMPANY
                               THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153


                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940
                            www.kalmarinvestments.com

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 28, 2008


                         KALMAR POOLED INVESTMENT TRUST
        BARLEY MILL HOUSE, 3701 KENNETT PIKE, WILMINGTON, DELAWARE 19807
                                 (800) 463-6670

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND


         This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Kalmar "Growth-with-Value" Small Cap Fund (the "Fund") prospectus dated April 28, 2008, and any supplements thereto ("Prospectus"). The Prospectus and any Annual or Semi-Annual Report to shareholders may be obtained without charge at the addresses and telephone numbers listed below. The audited financial statements for the Kalmar Pooled Investment Trust (the "Trust") fiscal year ended December 31, 2007 are incorporated into this SAI by reference from the Trust's Annual Report.




        INVESTMENT ADVISER:                           UNDERWRITER:
     KALMAR INVESTMENT ADVISERS                  PFPC DISTRIBUTORS, INC.
         Barley Mill House                           760 Moore Road
         3701 Kennett Pike                      King of Prussia, PA 19406
        Wilmington, DE 19807                         (610) 382-8083
           (800) 463-6670

                                TABLE OF CONTENTS
                                                                            PAGE


Kalmar Pooled Investment Trust.................................................3

Investment Strategies..........................................................3

Investment Restrictions........................................................9

Management....................................................................10

Control Persons and Principal Holders of Securities...........................17

Service Providers.............................................................17

Portfolio Brokerage And Turnover .............................................21

General Information ..........................................................22

Purchase, Redemption & Pricing Of Shares......................................22

Taxation .....................................................................24

Financial Statements..........................................................27

Appendix A...................................................................A-1

Appendix B...................................................................B-1

                         KALMAR POOLED INVESTMENT TRUST


FUND HISTORY AND CLASSIFICATION


The Fund is a series of the Trust, an open-end, diversified management investment company. The Trust is a Delaware statutory trust organized on September 30, 1996. Currently, the Fund is the only operating series of the Trust authorized and outstanding. The Fund commenced operations on April 11, 1997. Shares of the Fund are offered and sold on a no-load basis, without the imposition of sales or distribution charges. Kalmar Investment Advisers (the "Adviser") provides management and investment advisory services to the Fund.


                              INVESTMENT STRATEGIES


The Fund's investment objective is long-term capital appreciation. In seeking to achieve its investment objective, the Fund normally invests at least 80% of its assets in the common stocks of small capitalization ("small cap") companies whose stock market capitalizations (total equity market value of outstanding shares) are $3 billion or less at the time of purchase. Using its "Growth-with-Value" investment philosophy, the Adviser seeks to invest in companies which it believes have the potential for significant future business growth and capital appreciation, yet whose stocks, at the time of purchase, are also trading at prices that are undervalued in the public trading markets. This SAI contains further information concerning the techniques and strategies employed by the Adviser in managing the Fund, the types of securities in which the Fund may invest, the policies it will follow and the risks associated with the Fund's investment activities.


EQUITY SECURITIES


Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.


CASH OR CASH EQUIVALENTS


Although the Fund intends to remain substantially fully invested, the Fund may invest its assets in cash or cash equivalents, during periods when excess cash is generated through purchases and sales of its shares, or when the Fund desires to hold cash to maintain liquidity for redemptions or pending investments in suitable securities. There also may be times when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate, during which the Fund may invest up to 100% of its net assets in the types of short-term, cash equivalent investments described below.


The Fund may invest in short-term debt securities, including time deposits, certificates of deposit or bankers' acceptances issued by commercial banks or savings and loan associations meeting certain qualifications. The Fund also may purchase commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Service ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade (A or better by S&P or by Moody's); and may invest in short-term corporate obligations rated high-grade (A or better by S&P or Moody's).


The Fund may purchase U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury; and may invest in U.S. Government agency securities issued or also guaranteed by U.S. Government sponsored instrumentalities and federal agencies. The Fund may also invest in repurchase agreements collateralized by the securities listed above.

CONVERTIBLE SECURITIES


Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally rises when interest rates decline, and vice versa. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for as long as the Adviser anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies.


WHEN ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS


The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a "when, as and if issued" security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.


Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will maintain in a segregated manner with the custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.


FOREIGN SECURITIES AND ADRS


The Fund may invest up to 15% of its assets in foreign securities, including sponsored or unsponsored American Depositary Receipts ("ADRs"). However, the Adviser anticipates that the majority of the Fund's assets ordinarily will be invested in U.S. based companies. The Fund generally limits its foreign investing to ADRs and securities of Canadian companies traded on Canadian or U.S. exchanges or markets. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. Holding ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.


Investments in foreign securities may involve risks not ordinarily associated with investments in domestic securities. These risks may include legal, political or economic developments such as fluctuations in currency rates, imposition of withholding taxes or exchange controls or other government restrictions or political or policy changes. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, or political or social unrest that could adversely affect the value of foreign securities. There may be less publicly available information about foreign companies than about U.S. companies, and foreign companies may not be subject to accounting, auditing and financial reporting standards that are as uniform as those applicable to U.S. companies.


SHORT SALES


The Fund is authorized to engage in short sales of stocks which the Adviser believes are substantially overvalued. If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Whenever the Fund effects a short sale, it will maintain in a segregated manner cash or liquid securities equal to the difference between (a) the market value of the securities sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale). Until the Fund replaces the security it borrowed to make the short sale, it must maintain daily the segregated assets at such a level that the amount designated plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. No more than 10% of the value of the Fund's total net assets will be, when added together, (a) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (b) allocated to segregated assets in connection with short sales. The value of any one issuer in which the Fund is short may not exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuers' securities. The Fund's policy regarding short sales is considered a fundamental investment policy and may not be changed without approval of a majority of the Fund's outstanding voting securities.


BORROWING


As a matter of fundamental policy, the Fund may borrow up to one third of its total assets, taken at market value as a temporary measure for extraordinary or emergency purposes to meet redemptions or to settle securities transactions. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"), except for notes to banks. The Fund's policy regarding borrowings may not be changed without approval of a majority of the Fund's outstanding voting securities. See "Investment Restrictions."


DEBT SECURITIES


The Fund is also authorized to invest in debt securities, which may include bonds, debentures, or notes (and cash equivalent debt securities as described earlier). The Fund may invest its assets in debt securities pending investment in suitable equity securities or if the Adviser believes such securities have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from such debt securities is incidental to the Fund's investment objective of capital appreciation.


The Fund may invest up to 5% of its net assets, at the time of investment, in lower rated, fixed-income securities and unrated securities of comparable quality, commonly referred to as "junk bonds." The market value of lower-rated, fixed-income securities tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even bonds rated BBB by S&P or Baa by Moody's ratings which are considered investment grade, possess some speculative characteristics.


Issuers of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers is generally greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, such issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund may retain an issue that has defaulted because such issue may present an opportunity for subsequent price recovery.


High yielding, fixed-income securities frequently have call or buy-back features which permit an issuer to call or repurchase the securities from the Fund. Although such securities are typically not callable for a period from three to five years after their issuance, if a call were exercised by the issuer during periods of declining interest rates, the Fund would likely have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to shareholders. The premature disposition of a high yielding security due to a call or buy-back feature, the deterioration of the issuer's creditworthiness, or a default may also make it more difficult for the Fund to manage the timing of its receipt of income, which may have tax implications.


The Fund may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities which trade in a broader secondary retail market. Generally, purchasers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales.


For a description of debt security ratings, please refer to Appendix A to this SAI.


LOANS OF PORTFOLIO SECURITIES


The Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are consistent with the Investment Company Act or the rules, regulations or interpretations of the Securities and Exchange Commission ("SEC") thereunder, which currently require that: (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis); (c) the loan be made subject to termination by a Fund at any time; and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

The Fund engages in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in money market mutual funds and short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. Voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Fund's policy regarding lending of portfolio securities is considered a fundamental investment policy and may not be changed without approval of a majority of the affected Fund's outstanding voting securities. See "Investment Restrictions."


During the period of such a loan, the Fund receives the income on both the loaned securities and the collateral and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.


At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees.


OPTIONS


The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of the Fund's portfolio, provided that at no time will more than 5% of the Fund's assets be allocated to premiums or margins required to establish options positions for non-hedging purposes, and no more than 10% of the Fund's assets will be subject to obligations underlying such options.


A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.


If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.


The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. The Fund will not purchase options if, as a result, its aggregate obligations relating to outstanding options exceeds 10% of the Fund's assets.

WRITING COVERED CALL OPTIONS


The general reason for writing call options is to attempt to realize income. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining. The Fund writes only covered options, which means that so long as the Fund is obligated as the writer of the option it will, through its custodian, have deposited the underlying security of the option or, if there is a commitment to purchase the security, segregate a reserve of cash or liquid securities with a securities depository with a value equal to or greater than the exercise price of the underlying securities. By writing a put, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. The Fund may engage in closing transactions in order to terminate put options that it has written.


PURCHASING OPTIONS


A put option may be purchased to partially limit the risks of the value of an underlying security or the value of a commitment to purchase that security for forward delivery. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from a sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, the Fund may purchase call options on securities held in its investment portfolio on which it has written call options or on securities which it intends to purchase.


REPURCHASE AGREEMENTS


For purposes of cash management only, the Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Adviser under standards adopted by the Board of Trustees. Under repurchase agreements, the Fund may purchase any of the cash equivalent securities described above and simultaneously commit to resell such securities at a future date to the seller at an agreed upon price plus interest. The seller will be required to collateralize the agreement by transferring securities to the Fund with an initial market value, including accrued interest, that equals or exceeds the repurchase price, and the seller will be required to transfer additional securities to the Fund on a daily basis to ensure that the value of the collateral does not decrease below the repurchase price. No more than 15% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements which have a maturity of longer than seven days. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, repurchase agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counterparty to the repurchase agreements. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in recovering its cash. To the extent that in the meantime, the value of the security purchased had decreased, the Fund could experience a loss. While management of the Fund acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring procedures.


INVESTMENTS IN MUTUAL FUNDS OR EXCHANGE TRADED FUNDS


The Fund may invest in shares of other open and closed-end investment companies, including exchange traded funds, which principally invest in securities of the type in which the Fund invests. The Fund may only invest in other investment companies within limits set by the Investment Company Act, which currently allows the Fund to invest up to 10% of its total assets in other investment companies. No more than 5% of the Fund's total assets may be invested in securities of any one investment company, nor may the Fund acquire more than 3% of the voting securities of any investment company. Certain exchange traded funds have an exemption from the limits set by the Investment Company Act, which allows for a larger investment. Investments in other investment companies, including exchange traded funds, will generally involve duplication of advisory fees and other expenses.



ILLIQUID AND RESTRICTED SECURITIES


The Fund may invest up to 15% of its net assets in securities which may be considered illiquid, by virtue of the absence of a readily available market, legal or contractual restrictions on resale, longer maturities, or other factors limiting the marketability of the security. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") or
(ii) commercial paper issued pursuant to Section 4(2) of the Securities Act, that are determined to be liquid in accordance with guidelines established by the Board of Trustees of the Trust. While maintaining oversight, the Board of Trustees has delegated the day-to-day function of determining liquidity to the Adviser.


The Board of Trustees has instructed the Adviser to consider the following factors in determining the liquidity of a security purchased under Rule 144A or commercial paper issued pursuant to Section 4(2) the Securities Act; (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If the Adviser determines that a security which was previously determined to be liquid, is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investment in such securities, the Adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation, including disposing of illiquid assets.


                             INVESTMENT RESTRICTIONS


The Fund has adopted the investment restrictions set forth below, some of which (as indicated), are fundamental policies of the Fund and cannot be changed without the approval of a majority of the Fund's outstanding voting securities. As provided in the Investment Company Act, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of: (i) more than 50% of the outstanding shares; or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. As a matter of fundamental policy, the Fund may not:


         1. As to 75% of its total assets, invest more than 5% of the total assets of the Fund in the securities of any one issuer, other than cash or cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or other investment companies.


         2. As to 75% of its total assets, purchase more than 10% of the voting securities, or any class of securities, of any single issuer. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class.


         3. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; investments in certificates of deposit and bankers' acceptances will not be considered investments in the banking industry; utility companies will be divided according to their services; financial service companies will be classified according to the end users of their services; and asset-backed securities will be classified according to the underlying assets securing such securities.


         4. Invest in real estate or interests in real estate, however, this will not prevent the Fund from investing in securities secured by real estate or interests therein, or in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate.

         5. Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell stock index options, stock index futures, financial futures and related options on such futures.


         6. Issue senior securities, except that the Fund may borrow money in accordance with investment limitation 9 below, purchase securities on a when-issued, delayed settlement or forward delivery basis, sell securities short and enter into reverse repurchase agreements.


         7. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with options transactions, if applicable, shall not be considered the purchase of a security on margin.


         8. Make loans of money or property, except through: (i) the purchase of debt instruments consistent with its investment objective and policies; (ii) investment in repurchase agreements; or (iii) loans of portfolio securities in a manner consistent with the Fund's investment objective and policies and the provisions of the Investment Company Act and regulations and SEC positions thereunder.


         9. Borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks (i) as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares or (ii) in connection with reverse repurchase agreements. Utilization of borrowings may exaggerate increases or decreases in an investment company's net asset value. However, the Fund will not purchase securities while borrowings exceed 5% of its total assets, except to honor prior commitments and to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions.


         10. Mortgage, pledge, hypothecate or otherwise encumber its assets, except in amounts up to 33 1/3% of its total assets, but only to secure borrowings authorized in the preceding restriction or to collateralize securities trading practices described herein and in the Fund's prospectus.


         11. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act, in selling portfolio securities.


The policies set forth below are non-fundamental policies of the Fund and may be amended without the approval of the shareholders of the Fund. The Fund will not:


         1. Purchase securities of other investment companies, except to the extent permitted under the Investment Company Act or in connection with a merger, consolidation, acquisition or reorganization, or in accordance with any exemptive order granted by the SEC.


         2. Make investments in securities for the purpose of exercising control over or management of the issuer.


                                   MANAGEMENT

The following tables present certain information regarding the Board of Trustees and officers of the Trust. The trustee listed under "Interested Trustee" is an "interested person" of the Adviser or the Trust, within the meaning of the Investment Company Act. Each person who is not an "interested person" of the Adviser or the Trust within the meaning of the Investment Company Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust's business is Barley Mill House, 3701 Kennett Pike, Wilmington, DE 19807.

-----------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                                         PRINCIPAL         IN FUND        OTHER
                                POSITION(S)      TERM OF OFFICE AND     OCCUPATION(S)      COMPLEX     DIRECTORSHIPS
NAME AND                         HELD WITH         LENGTH OF TIME        DURING PAST     OVERSEEN BY      HELD BY
DATE OF BIRTH                      TRUST               SERVED            FIVE YEARS        TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
WENDELL FENTON                      Trustee     Shall serve until    Partner, Richards,       1      None
Date of Birth: May 1939                         death, resignation   Layton & Finger
                                                or removal. Trustee  (law firm) since
                                                since 1997.          1971.
-----------------------------------------------------------------------------------------------------------------------
NICHOLAS A. GIORDANO                Trustee     Shall serve until    Consultant,              1      Trustee, WT
Date of Birth: March 1943                       death, resignation   financial services              Mutual Fund;
                                                or removal. Trustee  organizations                   Director,
                                                since 2000.          since 1997.                     Independence
                                                                                                     Blue Cross;
                                                                                                     Director,
                                                                                                     Intricon Corp.
                                                                                                     (producer of
                                                                                                     medical
                                                                                                     devices);
                                                                                                     Director, The
                                                                                                     RBB Fund, Inc.;
                                                                                                     Director,
                                                                                                     Commerce Bank from
                                                                                                     2007 to 2008.
-----------------------------------------------------------------------------------------------------------------------
DAVID M. REESE, JR.                 Trustee     Shall serve until    Semi-retired since       1      None
Date of Birth: July 1935                        death, resignation   1996.
                                                or removal. Trustee
                                                since 1997.
-----------------------------------------------------------------------------------------------------------------------
DAVID D. WAKEFIELD                  Trustee     Shall serve until    Retired private          1      Director,
Date of Birth: October 1930                     death, resignation   investor since                  Townsend's Inc.
                                                or removal. Trustee  1997.                           (food products
                                                since 1997.                                          and services);
                                                                                                     Director, J.P.
                                                                                                     Morgan Trust
                                                                                                     Company of
                                                                                                     Delaware from
                                                                                                     1992 to 2005.
-----------------------------------------------------------------------------------------------------------------------



                                       11


-----------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                                         PRINCIPAL         IN FUND        OTHER
                                POSITION(S)      TERM OF OFFICE AND     OCCUPATION(S)      COMPLEX     DIRECTORSHIPS
NAME AND                         HELD WITH         LENGTH OF TIME        DURING PAST     OVERSEEN BY      HELD BY
DATE OF BIRTH                      TRUST               SERVED            FIVE YEARS        TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
FORD B. DRAPER, JR.(1)             Trustee,     Shall serve until    Founder,                 1      None
Date of Birth: May 1942            Chairman,    death, resignation   President,
                                 President and  or removal.          Director, and
                                   Principal    Trustee, President   Chief Investment
                                  Accounting    and Chairman of the  Officer of Kalmar
                                   Officer.     Board since 1997.    Investments
                                                                     Inc. since
                                                                     1982;
                                                                     President,
                                                                     Kalmar
                                                                     Investment
                                                                     Advisers
                                                                     since 1997.
-----------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------
FORD B. DRAPER, III(2)          Vice President  Shall serve at the   Managing Director,      N/A            N/A
Date of Birth: November 1966                    pleasure of the      Trading and Client
                                                Board and until      Services, Kalmar
                                                successor is elected Investments Inc.
                                                and qualified.       since 1991 and
                                                Officer since 2000.  Kalmar Investment
                                                                     Advisers since
                                                                     1997.
-----------------------------------------------------------------------------------------------------------------------
VERNA KNOWLES                    Treasurer and  Shall serve at the   Administration          N/A            N/A
Date of Birth: November 1945    Chief Financial pleasure of the      Director and
                                    Officer     Board and until      Treasurer, Kalmar
                                                successor is elected Investments Inc.
                                                and qualified.       since 1998; Trustee
                                                Officer since 1998.  and Treasurer,
                                                                     Kalmar Investment
                                                                     Advisers since 1997;
                                                                     President and Director,
                                                                     Books and Balances
                                                                     Ltd. (accounting
                                                                     services) since
                                                                     1988.
-----------------------------------------------------------------------------------------------------------------------
MARJORIE L. MCMENAMIN              Secretary    Shall serve at the   Operations              N/A            N/A
Date of Birth: August 1949                      pleasure of the      Director, Kalmar
                                                Board and until      Investments Inc.
                                                successor is elected since 1992;
                                                and qualified.       Operations
                                                Officer since 1998.  Director, Kalmar
                                                                     Investment
                                                                     Advisers since
                                                                     1997.
-----------------------------------------------------------------------------------------------------------------------


                                       12


-----------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                                         PRINCIPAL         IN FUND        OTHER
                                POSITION(S)      TERM OF OFFICE AND     OCCUPATION(S)      COMPLEX     DIRECTORSHIPS
NAME AND                         HELD WITH         LENGTH OF TIME        DURING PAST     OVERSEEN BY      HELD BY
DATE OF BIRTH                      TRUST               SERVED            FIVE YEARS        TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
KIMBERLY R. PORTMANN           Chief Compliance Shall serve at the   Chief Compliance        N/A            N/A
Date of Birth: January 1967         Officer     pleasure of the      Officer, Kalmar
                                                Board and until      Investments Inc.
                                                successor is elected and Kalmar
                                                and qualified.       Investment
                                                Officer since 2004.  Advisers since
                                                                     2004.
                                                                     Mutual Fund
                                                                     Accounting
                                                                     and
                                                                     Administration
                                                                     Manager,
                                                                     PFPC from
                                                                     1996 to
                                                                     2004.
-----------------------------------------------------------------------------------------------------------------------
DIANE J. DRAKE                     Assistant    Shall serve at the   Vice President and      N/A            N/A
301 Bellevue Parkway               Secretary    pleasure of the      Counsel, PFPC Inc.
Wilmington, DE 19809                            Board and until      since 2008; Vice
Date of Birth: July 1967                        successor is elected President and
                                                and qualified.       Associate Counsel
                                                Officer since 2005.  from 2003-2007;
                                                                     Deputy Counsel,
                                                                     Turner Investment
                                                                     Partners from
                                                                     2001-2003.

-----------------------------------------------------------------------------------------------------------------------
JAMES G. SHAW                      Assistant    Shall serve at the   Director and Vice       N/A            N/A
103 Bellevue Parkway               Treasurer    pleasure of the      President, PFPC
Wilmington, DE 19809                            Board and until      Inc. since 2005;
Date of Birth:  October 1960                    successor is elected Vice President,
                                                and qualified.       PFPC from
                                                Officer since 2005.  1995-2005.
-----------------------------------------------------------------------------------------------------------------------

(1) Mr. Draper, Jr. is an "interested" Trustee, as defined in the Investment Company Act by reason of his position as president of Kalmar Investment Advisers, the Trust's investment adviser.

(2)  Ford B. Draper, III is the son of Ford B. Draper, Jr.


RESPONSIBILITIES OF THE BOARD OF TRUSTEES AND COMMITTEES

Under Delaware law, the Trust's Board of Trustees is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Board also elects the Trust's officers who conduct the daily business of the Fund.


Currently the Board is comprised of five individuals, one of whom is considered an "interested person" of the Trust as defined by the Investment Company Act. The remaining Trustees are not interested persons of the Trust (the "Independent Trustees"). The Board meets at least four times during the year to review investment performance and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. During the fiscal year ended December 31, 2007, there were four meetings of the Board of Directors. Currently, the Board has an Audit Committee and a Nominating and Governance Committee. The responsibilities of each committee and its members are described below.

The Audit Committee is comprised of Messrs. Fenton, Giordano, Reese and Wakefield, each an Independent Trustee. Mr. Wakefield serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) approve in advance the appointment, compensation and oversight of the Trust's independent registered public accounting firm; (2) review and approve the scope of the independent registered public accounting firm's audit activity; (3) review the financial statements which are the subject of the independent registered public accounting firm's certifications; and (4) review with such independent registered public accounting firm the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. During the fiscal year ended December 31, 2007, there were two meetings of the Audit Committee.

The Nominating and Governance Committee is comprised of Messrs. Fenton, Giordano, Reese and Wakefield, each an Independent Trustee. Mr. Fenton serves as chairman of the Committee. Pursuant to its charter, the Nominating and Governance Committee is responsible for assessing the size, structure and composition of the Board; determining trustee qualification guidelines as well as compensation, insurance and indemnification of trustees; and identifying qualified candidates to serve as Trustee candidates. During the fiscal year ended December 31, 2007, there was one meeting of the Committee. The Nominating and Governance Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: Barley Mill House, 3701 Kennett Pike, Wilmington, DE 19807. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least twenty years of employment history with employer names and a description of the employer's business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Trust's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund as of December 31, 2007.


                                                                                 AGGREGATE DOLLAR RANGE OF
                                                                                 OWNERSHIP IN INVESTMENT COMPANIES
                                                                                 OVERSEEN BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                          DOLLAR RANGE OF OWNERSHIP IN FUND       INVESTMENT COMPANIES
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Ford B. Draper, Jr.                                   Over $100,000                        Over $100,000

INDEPENDENT TRUSTEES
Wendell Fenton                                        Over $100,000                        Over $100,000
Nicholas A. Giordano                             $50,001 - $100,000                   $50,001 - $100,000
David M. Reese                                   $50,001 - $100,000                   $50,001 - $100,000
David D. Wakefield                                    Over $100,000                        Over $100,000



As of December 31, 2007, none of the Independent Trustees, or their immediate family members (spouse or dependent children) owned beneficially or of record any interest in the Trust's Adviser or PFPC Distributors, Inc., ("PFPC Distributors"), the Trust's distributor, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.

ADVISORY AGREEMENT APPROVAL


Disclosure relating to the material factors and the conclusions that formed the basis for the Board of Trustees approval of the continuation of the Fund's investment advisory agreement is available in the Fund's annual report to shareholders dated December 31, 2007, which may be obtained without charge by calling 800-463-6670 or visiting the Adviser's website at WWW.KALMARINVESTMENTS.COM.


COMPENSATION. The fees and expenses of the Independent Trustees are paid by the Trust. Except for the Trust's Chief Compliance Officer, compensation to officers and Trustees of the Trust who are affiliated with the Adviser is paid by the Adviser, and not by the Trust. The Trust pays 50% of the compensation of the Trust's Chief Compliance Officer pursuant to the annual approval by the Board of Trustees. The Trust's Chief Compliance Officer also acts as the Advisor's Chief Compliance Officer. The following table shows the fees paid during the fiscal year ended December 31, 2007 to the Independent Trustees for their service to the Trust.


                                                                                                         TOTAL
                                 AGGREGATE        PENSION OR RETIREMENT          ESTIMATED           COMPENSATION
                             COMPENSATION FROM     BENEFITS ACCRUED AS     ANNUAL BENEFITS UPON       FROM TRUST
INDEPENDENT TRUSTEE                TRUST          PART OF TRUST EXPENSES        RETIREMENT         PAID TO TRUSTEES
--------------------------- -------------------- ------------------------- ---------------------- --------------------
Wendell Fenton                    $16,500                   $0                      $0                  $16,500
Nicholas Giordano                 $16,500                   $0                      $0                  $16,500
David M. Reese, Jr.               $14,500                   $0                      $0                  $14,500
David D. Wakefield                $16,500                   $0                      $0                  $16,500


CODES OF ETHICS


The Adviser, PFPC Distributors and the Trust have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act. Each Code significantly restricts the personal investing activities of directors and officers of the Adviser and employees of the Adviser, PFPC Distributors and the Trust with access to information about current portfolio transactions. Among other provisions, each Code requires that such directors, officers and employees with access to information about the purchase or sale of portfolio securities obtain preclearance before executing personal trades.


On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding Codes of Ethics relative to the Trust, including information about any material violations of the Codes. The Codes are on public file with the SEC as exhibits to the Trust's registration statement.


PROXY VOTING POLICIES AND PROCEDURES


The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with the proxy voting policies and procedures, which are included as Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.


Information regarding how the Fund voted proxies relating to its portfolio securities during the twelve-month period ended June 30, 2007 is available in the Trust's Form N-PX which can be obtained, without charge, upon request by calling the Adviser at 800-463-6670. The Trust's Form N-PX is also available on the SEC's website at WWW.SEC.GOV.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures regarding the disclosure of portfolio holdings. The Fund will not provide or permit others to provide information about the Fund's portfolio holdings on a selective basis except when there are legitimate business purposes for doing so as determined by the President, Vice President or Chief Compliance Officer. In any event, no consideration or compensation will be paid for disclosure of the Fund's portfolio holdings. The Fund's Chief Compliance Officer is responsible for monitoring compliance with the policy and will report any disclosure arrangements to the Board of Trustees at the next quarterly meeting. In adopting such policies and procedures, the Board of Trustees considered actual and potential conflicts of interest that could arise between the interests of the Fund's shareholders and those of the Fund's investment adviser or any affiliated person of the adviser.

The Trust provides portfolio holdings information as required in regulatory filings and shareholder reports and may disclose portfolio holdings information in response to requests from government authorities.

The Fund may post portfolio holdings on its website or in another public distribution released at regular intervals from time to time (in the discretion of the Fund) in accordance with applicable law.


The Trust may distribute or authorize the distribution of information about the Fund's portfolio holdings that is not publicly available (on a website or otherwise) to the following: (1) the Trust or Kalmar's employees and affiliates that provide services to the Trust; (2) PFPC Inc. or other service providers who require access to the information for the following purposes: (a) in order to fulfill their contractual duties relating to the Fund; (b) to facilitate the review of the Fund by a ranking or rating agency; (c) for the purpose of due diligence or reorganization planning regarding a merger or acquisition; or (d) for the purpose of effecting in-kind redemption of securities; (3) Deloitte & Touche LLP, the Fund's independent registered public accounting firm, for use in providing audit opinions; (4) financial printers for the purpose of preparing Fund reports or regulatory filings; (5) PFPC Trust Company, the Trust's custodian, in connection with its custody of the Fund's assets; (6) if applicable, proxy voting service; and (7) data aggregators, including Lipper and Morningstar.


Information may be provided to the parties listed above if they have a contractual or ethical duty that prohibits them from sharing the Fund's portfolio holdings information without specific authorization from an executive officer of the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 3, 2008, the following organizations held of record 5% or more of the shares of the Fund:


NAME AND ADDRESS                                         PERCENTAGE OWNED

Charles Schwab & Co. Inc.                                     28.75%
101 Montgomery Street
San Francisco, CA  94104

Atwell & Co.                                                  11.65%
P.O. Box 2044
Peck Slip Station
New York, NY 10038

NFS LLC FEBO                                                   9.34%
Trustees of Boston College
140 Commonwealth Ave.
Chestnut Hill, MA 02467

WACHOVIA BANK NA OMNIBUS                                       6.01%
1525 West WT Harris Blvd.
Charlotte, NC 28288


As of April 3, 2008, the Trustees and officers of the Trust, as a group, owned beneficially, or may be deemed to have owned beneficially, 1.08% of the outstanding shares of the Fund.


                                SERVICE PROVIDERS


INVESTMENT ADVISORY SERVICES


The Trust has entered into an investment advisory agreement, on behalf of the Fund, with the Adviser (the "Advisory Agreement"), for the provision of investment advisory services to the Fund. The Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, and places orders for the purchase and sale of portfolios securities with broker-dealers, subject to the supervision and direction of the officers and Board of Trustees of the Trust. The Advisory Agreement continues in effect from year to year if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Trust, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose. Pursuant to the Advisory Agreement, the Fund is obligated to pay the Adviser a monthly fee equal to an annual rate of 1.00% on the first $750 million of the Fund's average daily net assets; 0.975% on the next $250 million of the Fund's average daily net assets and 0.95% on the Fund's average daily net assets in excess of $1 billion. For the fiscal years ended December 31, 2007, 2006, and 2005 the Fund paid advisory fees of $3,913,297, $4,496,606, and $3,890,188, respectively.


General expenses of the Fund (such as costs of maintaining corporate existence, legal fees, insurances, etc.) and certain registration or notice filing fees, brokerage commissions and other portfolio expenses will be borne by the Fund.


Kalmar is entirely owned by twelve principals and Mr. Ford B. Draper, Jr. owns a majority interest in Kalmar. Please see the "Management" section of this SAI for additional information on Mr. Draper.

INVESTMENT COMMITTEE

The Adviser has an Investment Committee ("Committee") of portfolio managers and analysts dedicated to managing the Fund. The Committee meets regularly to review portfolio holdings and discuss purchase and sale activity. Committee members buy and sell securities for the Fund as they see fit, guided by the Fund's investment objective and strategy.

OTHER ACCOUNTS MANAGED

The Investment Committee members (the "Committee") also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.


Other Accounts Managed (as of December 31, 2007):

-----------------------------------------------------------------------------------------------------------------------
 Name of Investment          Type of Accounts         Total #      Total Assets     # of Accounts     Total Assets
 Committee Members                                      of                          Managed that      that Advisory
                                                      Accounts     ($ millions)     Advisory Fee      Fee Based on
                                                       Managed                        Based on         Performance
                                                                                     Performance       ($ millions)
-----------------------------------------------------------------------------------------------------------------------
Ford B. Draper, Jr.   Registered Investment Co.:          3          $1,500.00             1            $1,100.00
                      Other Pooled Inv. Vehicles:        N/A            ---               ---              ---
                      Other Accounts:                    291         $1,300.00            ---              ---
-----------------------------------------------------------------------------------------------------------------------
Dana F. Walker        Registered Investment Co.:          3          $1,500.00             1            $1,100.00
                      Other Pooled Inv. Vehicles:        ---            ---               ---              ---
                      Other Accounts:                    291         $1,300.00            ---              ---
-----------------------------------------------------------------------------------------------------------------------
Gregory A. Hartley    Registered Investment Co.:          3          $1,500.00             1            $1,100.00
                      Other Pooled Inv. Vehicles:        ---            ---               ---              ---
                      Other Accounts:                    291         $1,300.00            ---              ---
-----------------------------------------------------------------------------------------------------------------------


POTENTIAL CONFLICTS OF INTEREST


The Adviser does not believe any material conflicts of interest exist as a result of the Committee members managing the Fund and managing the other accounts noted above. The investment strategies of the Fund and the other accounts managed by Committee members do not materially conflict.


There will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales among the Fund and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of accounts, concentration of holdings, investment objectives, tax status, cash availability, purchase costs, holding periods and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.


COMPENSATION


The Adviser seeks to maintain a compensation program that is competitive and incentivized so as to be able to attract and retain outstanding, high-caliber investment professionals and to closely link their compensation to their particular contribution to client returns and to the attainment of the performance goals of our "Growth-with-Value" investment philosophy. Portfolio managers receive a base salary, an incentive bonus opportunity, a benefits package, and an opportunity (if invited by the Board) to purchase equity in the Adviser. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market place, as well as to adjust the factors used to determine bonuses in order to promote good sustained Fund and separate account performance.

BASE SALARY: In setting portfolio manager base salary, the Adviser's intention is to be competitive in light of the particular person's experience, tenure, contribution, and responsibilities.


ANNUAL BONUS: Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. The quantitative components, generally 60-70% of the bonus, are based on the specific contribution of the individual's research ideas to the success of the managed portfolios, including the Fund, in absolute and index-relative terms (Russell 2000(R) and Russell 2000(R) Growth) for 1-year and 3-year periods.


The non-quantitative component is based on an evaluation of the individual's contribution to the Adviser's team-oriented research and portfolio management process and of their other contributions to client satisfaction, client communication, and the overall success of the firm. For purposes of illustration, examples of factors weighed in this evaluation are: (i) maintenance of insightful knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts;
(iii) ability and willingness to develop and share ideas and contribute to idea deliberation on a team basis; and (iv) contribution to investment strategy, buy and sell discipline, and the overall performance results of the portfolios managed by the investment team.

BENEFITS PACKAGE: The firm's benefits package which all employees, including portfolio managers, participate in incorporates health insurance, travel accident insurance, a 401K plan with a firm match, and a profit sharing plan based on the overall success of the firm.

EQUITY OWNERSHIP: The opportunity for equity ownership in the Adviser is open to all key, highest contributing employees of the firm from whatever professional discipline, solely at the discretion and invitation of the Adviser's Board. Such ownership is purchased from the firm, rather than awarded as a bonus. The three senior portfolio managers most responsible for the Fund's management are all "partners" in the Adviser in varying percentage amounts. This equity ownership, coupled with the other incentivizing ingredients in the Adviser's compensation package, is intended to link their compensation directly and indirectly but effectively to client success and performance outcomes.

DISCLOSURE OF SECURITIES OWNERSHIP


The following table indicates the dollar range of securities of the Fund beneficially owned by the Committee members as of December 31, 2007, the Funds most recent fiscal year end.


-------------------------------------------------------------------------------
                Name of                       Dollar Value of Fund Shares
     Investment Committee Members                 Beneficially Owned
-------------------------------------------------------------------------------
Ford B. Draper, Jr.                                 Over $1,000,000
---------------------------------------- --------------------------------------
Dana F. Walker                                    $500,001-$1,000,000
---------------------------------------- --------------------------------------
Gregory A. Hartley                                $500,001-$1,000,000
---------------------------------------- --------------------------------------

LEGAL COUNSEL


Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Deloitte & Touche LLP, 1700 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm.

PRINCIPAL UNDERWRITER


PFPC Distributors serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. Under the terms of the Distribution Agreement, PFPC Distributors agrees to use all reasonable efforts as agent to secure purchasers for the shares of the Fund, which are offered on a continuous basis. PFPC Distributors also assists the Trust in the production and distribution of advertising, marketing and sales literature materials, and reviews such materials for compliance with applicable regulations.


The Distribution Agreement provides that PFPC Distributors, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Fund shares.


The Fund shall continue to bear the expense of all notice filing fees incurred in connection with the qualification of its shares under state securities laws.


PFPC Distributors retained $0 in underwriting commissions for each of the fiscal years ending December 31, 2007, 2006, and 2005.


OTHER SERVICE PROVIDERS

ADMINISTRATOR, ACCOUNTING AGENT AND TRANSFER AGENT


PFPC Inc., ("PFPC") 301 Bellevue Parkway, Wilmington, DE 19809, serves as Administrator and Accounting Agent and Transfer Agent of the Trust. PFPC is an affiliate of PFPC Distributors.


As Administrator, PFPC supplies office facilities, non-investment related statistical and research data, stationery and office supplies, executive and administrative services, internal auditing and certain regulatory compliance services. PFPC also assists in the preparation of reports to shareholders, updates prospectuses and makes filings with the SEC and state securities authorities. PFPC performs certain budgeting, financial reporting and compliance monitoring activities.


As compensation for services performed under the Administration and Accounting Services Agreement, PFPC receives from the Trust a fee payable monthly. The administration fee earned by PFPC for the fiscal years ended December 31, 2007, 2006, and 2005 was $438,447, $492,325, and $430,267, respectively.


PFPC serves as the Trust's Transfer Agent and dividend disbursing agent. As part of PFPC's duties, PFPC: (i) processes shareholder purchase and redemption orders; (ii) issues periodic statements to shareholders; (iii) processes transfers, exchanges and dividend payments; and (iv) maintains all shareholder records. The Trust may also appoint financial intermediaries to serve as sub-transfer agent or shareholder service agent to process transactions and maintain records on behalf of the Fund or its shareholders. Such agents are compensated on a percentage of net assets serviced by the agent directly by the Fund.


CUSTODIAN


The Trust employs PFPC Trust Company, The Eastwick Center, 8800 Tinicum Blvd., Philadelphia, PA 19153, as custodian of its assets. The custodian: (i) maintains a separate account in the name of the Fund; (ii) holds and disburses portfolio securities; (iii) makes receipts and disbursements of money; (iv) collects and receives income and other payments and distributions on account of portfolio securities; (v) responds to correspondence from security brokers and others relating to their respective duties; and (vi) makes periodic reports concerning their duties. PFPC Trust Company is an affiliate of PFPC Distributors.

                        PORTFOLIO BROKERAGE AND TURNOVER


The Adviser will seek "best execution" when effecting the purchases and sales of portfolio securities for the account of the Fund. The Adviser's process in seeking best execution will consider five primary factors: 1) the best net price under the circumstances of the particular transaction; 2) the execution capabilities of the broker; 3) the commission rate; 4) the value of research provided by the broker-dealer; and 5) its responsiveness and financial responsibility.


Competence of execution can involve many considerations, among them are: the difficulty and effort required as a result of such factors as block trade requirements; limited trading volume or the state of the market for the security; and a broker's trading skill and its expertise in the market for the particular security. The quoted brokerage commission is only one of a number of factors in evaluating best price and execution, and can be out-weighted by other considerations, especially if the transaction is believed to require more than routine execution skill and service.


Occasionally, the Adviser will pay a higher commission charge, if reasonable in relation to brokerage and research services provided by such broker or dealer when viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund. Kalmar shall periodically and systematically evaluate the execution performance of broker-dealers executing their transactions and the reasonableness of brokerage commissions based on all the foregoing factors.


The Adviser cannot precisely determine the extent to which spreads, commission rates or net prices charged by brokers or dealers reflect the value of the research, analysis, advice and similar services provided. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information; or opinions pertaining to investments. In such cases, the Adviser receives services it otherwise might have had to perform itself. Portfolio transactions, however, will not be directed by the Fund to dealers solely on the basis of the research services provided.


The aggregate amount of brokerage commissions paid for the past three fiscal years for the Fund is shown below.



             FOR THE FISCAL YEAR             FOR THE FISCAL YEAR            FOR THE FISCAL YEAR
           ENDED DECEMBER 31, 2007         ENDED DECEMBER 31, 2006        ENDED DECEMBER 31, 2005
        ----------------------------------------------------------------------------------------------
                   $545,961                       $406,323                        $366,311

During the fiscal year ended December 31, 2007, the Trust or the Adviser, through an agreement or understanding with a broker, directed the Fund's brokerage transactions to a broker because of research services provided in the following amounts:


     AMOUNT OF THE TRANSACTIONS                RELATED COMMISSIONS
-------------------------------------   -----------------------------------
            $17,129,212                              $24,965



The Adviser may use research and services provided to it by brokers and dealers in servicing all its clients, and not all such services will be used by the Adviser in connection with the Fund. Some of the Adviser's other clients have investment objectives and programs similar to those of the Fund. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the Adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.

PORTFOLIO TURNOVER



Because of its longer-term investment philosophy, the Fund does not intend to engage in frequent trading tactics which could result in high turnover, less favorable tax consequences (i.e., a high proportion of short-term capital gains relative to long term capital gains) or increased trading and brokerage expenses paid by the Fund. The Fund anticipates that its annual portfolio turnover rate should not generally exceed 75%, although it is impossible to predict portfolio turnover rates. The Fund's portfolio turnover rate was 31% and 38% for the fiscal years ended December 31, 2006 and 2007, respectively.



                               GENERAL INFORMATION


SHARES OF BENEFICIAL INTEREST AND VOTING RIGHTS

The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in various series or classes (subseries) with a par value of $0.01 per share. Each series, in effect, represents a separate mutual fund with its own investment objective and policies. The Board of Trustees has the power to designate additional series or classes of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such series or classes.

The Trust's Agreement and Declaration of Trust gives shareholders the right to vote: (i) for the election or removal of Trustees; (ii) with respect to additional matters relating to the Trust as required by the Investment Company Act; and (iii) on such other matters as the Trustees consider necessary or desirable. The shares of the Fund when issued, will be fully paid and non-assessable and have no preference as to conversion, exchange, dividends, retirement or other features. In the event of a liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund. The shares of the Trust which the Trustees may, from time to time, establish, shall have no preemptive rights. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Trust. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote on a matter shall vote without differentiation between separate series on a one-vote-per share basis. If a matter to be voted on does not affect the interests of all series of the Trust, then only the shareholders of the affected series shall be entitled to vote on the matter.

SHAREHOLDER MEETINGS

Pursuant to the Trust's Agreement and Declaration of Trust, the Trust does not intend to hold shareholder meetings except when required to elect Trustees, or with respect to additional matters relating to the Trust as required under the Investment Company Act.


                    PURCHASE, REDEMPTION & PRICING OF SHARES

PURCHASES

Under normal circumstances, you may purchase your shares at any time without a fee. A description of the manner in which the Fund's shares are offered to investors is set forth in the Prospectus.

CUSTOMER IDENTIFICATION PROGRAM. The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

The Fund's agent, PFPC, will obtain, verify and record identifying information, which may include the name, street address, social security or taxpayer identification number or other identifying information for each investor who opens an account. PFPC may also ask to see a shareholder's driver's license or other identifying documents. The Fund and its agent, PFPC, will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

REDEMPTIONS

Under normal circumstances, you may redeem your shares at any time without a fee. The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, provided it has been submitted in the manner described in the Prospectus. See "Shareholder Information" and "How to Redeem Shares" in the Prospectus. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

The Fund charges a redemption fee of 2% on proceeds from shares redeemed within 90 days following their acquisition. The redemption fee is calculated as a percentage of the net asset value of total redemption proceeds. The fee is paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in-kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in-kind is not as liquid as cash redemption. If redemption is made in-kind, shareholders receiving portfolio securities and selling them could receive less than the redemption value of their Fund shares and could incur certain transaction costs.

PRICING OF SHARES

The Fund determines its net asset value per share, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



An exchange-listed security is valued at its last sale price on that exchange on the day when the security is valued. In the absence of any sales on that day, the security is valued at the mean between the closing asked and bid quotations. An unlisted security that is quoted on NASDAQ is valued at the official closing price reported on the day the security is valued. In the absence of any official closing price on that day, the security is valued at the mean between the closing asked and bid quotations. An unlisted security that is not quoted on
NASDAQ, and for which over-the-counter quotations are readily available is valued at the mean between the closing asked and bid quotations in the over-the-counter market. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of the Trust, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

Trading in foreign securities and on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business on each Business Day. In addition, foreign securities trading generally or in a particular country or countries may not take place on all Business Days. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Directors.


RETIREMENT PLANS


The following is a description of certain types of retirement plans for which the Fund's shares may be used for investment:


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")
Individual taxpayers and married couples who are not active participants in an employer maintained retirement plan and with adjusted gross incomes not in excess of certain specified limits are eligible to make deductible contributions to an IRA account (subject to certain dollar limitations). Income earned by an IRA account will not be currently taxed, but will be taxed upon distribution.

If you are entitled to receive an eligible rollover distribution from a qualified retirement plan, you may rollover all or part of that distribution into your IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your rollover contribution and on any income that is earned on that contribution.

Another option available to investors is a Roth IRA, which is available to individuals within specified income limits. A Roth IRA is treated as a traditional IRA with a few exceptions. The total yearly contributions to a Roth IRA and a traditional IRA cannot exceed specified limits. Unlike a traditional IRA, the contributions to a Roth IRA are not deductible. The buildup within the account (e.g. interest and dividends), and the distribution of such buildup, is tax-free subject to certain limitations. Amounts in a traditional IRA may be rolled over into a Roth IRA subject to income and holding period limitations.


PFPC Trust Company makes available its services as an IRA custodian for each shareholder account that is established as an IRA. For these services, PFPC Trust Company receives an annual fee of $10.00 per account, which is paid directly to it by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned in the IRA account will be redeemed automatically for purposes of making the payment.


401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS
Profit sharing plans and money purchase pension plans (the "Defined Contribution Plans") are used by both self-employed individuals (sole proprietorships and partnerships) and corporations that wish to use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code of 1986, as amended. Annual deductible contributions to the Defined Contribution Plans generally may be made on behalf of each participant.

403(B) RETIREMENT PLANS
The Fund's shares may be used by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations, are excludable from the gross income of the employee for federal income tax purposes. Assets withdrawn from the 403(b) Plan are subject to federal income tax.

In all these Plans, distributions of net investment income and capital gains will be automatically reinvested.


                                    TAXATION

The Fund is treated as a separate corporation for federal income tax purposes. The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, the Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of net tax exempt interest each year; and (iii) at the end of each fiscal quarter, maintain (a) at least 50% of the value of its total assets in cash, government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) no more than 25% of its total assets invested in the securities (other than those of the government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year. The Fund has elected to be treated as a RIC under Subchapter M of the Code and intends to qualify as such for each future fiscal year. The Trustees reserve the right not to maintain the qualification of the Fund as a RIC if they determine such course of action to be beneficial to the shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to the shareholders will be taxable as ordinary dividend income to the extent of the Fund's available earnings and profits or a return of capital to the extent not from earnings and profits and as capital gains to the extent the distribution exceeds a shareholder's basis in the shares. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all (98%) of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

The Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. The Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. The Fund will provide an information return to the shareholders describing the amount of long-term capital gains and tax paid by the Fund. Currently, an individual's maximum tax rate on long-term capital gains is 15% for individuals. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares of the Fund and is not eligible for the dividends received deduction for corporate shareholders.

Gains or losses on the sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends shall be included in the Fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy the income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

FOREIGN WITHHOLDING TAXES

Income received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Additionally, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Because the Fund does not anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

DISTRIBUTIONS

Distributions of investment company taxable income (which include the excess of net short-term capital gains over long-term capital losses, but not the excess of net long-term capital gains over net short-term capital losses and certain other adjustments) are taxable to a shareholder as ordinary income, whether paid in cash or reinvested in additional shares. If such distribution to shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain.


Qualified dividend income passed through from a RIC is subject to additional limitations before being eligible to be taxed at the capital gain rate. After 2009, the maximum income tax rate for qualified dividend income will revert to the ordinary income tax rates. The Fund intends to identify qualified dividends that will be taxed at capital gain rates for non-corporate shareholders. Dividends paid by the Fund to corporate shareholders will generally qualify for the deduction available for dividends received by corporations to the extent the Fund's income consists of qualified dividends received from U.S. corporations. Distributions of net capital gains (which consist of the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of the Fund equal to the fair market value of such shares on the distribution date.


A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by the Fund in October, November or December of the year, payable to shareholders of record as of a specified date in such a month and actually paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be paid and received on December 31 of the year the distributions are declared. The price of shares purchased just prior to a distribution by the Fund may reflect the amount of the forthcoming distribution. Those purchasing at that time will receive a distribution that represents a return of investment, but that will nevertheless be taxable to them.

SALES OF SHARES

Upon a sale of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. The gain or loss will be treated as a long-term capital gain or loss if the shares have been held for more than one year. Any loss realized on a sale of shares of the Fund will be disallowed to the extent that other shares in the Fund are purchased within a period of 61 days beginning 30 days before and ending 30 days after the shares are bought or sold. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund's shares held by the shareholder for six months or less on which the shareholder receives a capital gain dividend will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains received by the shareholder with respect to such shares. However, capital losses are deductible only against capital gains except for individuals, who may deduct up to $3,000 of ordinary income.

BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct Social Security or taxpayer identification number certified under penalty of perjury;
(2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or
(4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If the Fund makes a distribution after the close of its fiscal year which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect and is not to be relied upon as tax advice. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

This summary does not address or analyze any potential foreign, state or local tax consequences of an investment in the Fund and all income derived from an investment in the Fund may be subject to state and local taxes which are not discussed herein. State and local tax laws may differ from the federal laws in the treatment of specific items of income, gain, loss deduction and credit. Shareholders are urged to consult their tax advisers regarding specific questions about federal, state, local or foreign taxes.


                              FINANCIAL STATEMENTS



The audited financial statements and the financial highlights for the Fund for the fiscal year ended December 31, 2007, as set forth in the Trust's annual report to shareholders, and the report thereon of Deloitte & Touche LLP, the Trust's independent registered public accounting firm, also appearing in the Trust's annual report, are incorporated herein by reference, and legally considered a part of this SAI.

                                   APPENDIX A

Description of Corporate Bond Ratings

Moody's

Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Bonds rated A are considered upper medium grade and are subject to low credit risk.

Baa - Bonds rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba - Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risks.

B - Bonds rated B are considered speculative and are subject to high credit risk

Caa - Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk

Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Bonds rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity for the obligor to meet its financial commitment on the obligation.

AA - Bonds rated AA also qualify as high-quality debt obligations. Obligor's capacity to meet its financial commitment on the obligation is very strong.

A - Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - Bonds rated BBB exhibit adequate protection parameters. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C - Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                   APPENDIX B

                       PROXY VOTING POLICY AND PROCEDURES

         The Board of Trustees of Kalmar Pooled Investment Trust (the "Trust") hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Trust's investment portfolio ("Fund"):


POLICY


         It is the policy of the Board of Trustees (the "Board") to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to the Fund's investment adviser (the "Adviser") as a part of the Adviser's general management of the Fund, subject to the Board's continuing oversight. The voting of proxies is an integral part of the investment management services that the Adviser provides pursuant to the advisory contract.


FIDUCIARY DUTY


         The right to vote a proxy with respect to portfolio securities held by the Fund is an asset of the applicable Trust. The Adviser, to which authority to vote on behalf of the Fund is delegated, acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.


PROCEDURES


         The following are the procedures adopted by the Board for the administration of this policy:


A. Review of Adviser Proxy Voting Procedures. The Adviser with authority to vote proxies on behalf of the Fund shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these policies and procedures.

B. Voting Record Reporting. The Adviser shall report to the Board, upon request, a record of each proxy voted with respect to portfolio securities of the Fund. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

REVOCATION


         The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Fund is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.


ANNUAL FILING


         The Trust shall file an annual report of each proxy voted with respect to portfolio securities of its Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.


DISCLOSURES


         The Trust shall include in its registration statement:


         A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and


         A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number, by accessing the Adviser's website, or by accessing the SEC website.

         The Trust shall include in its Annual and Semi-Annual Reports to shareholders:


         A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Fund is available without charge, upon request, by calling the Trust's toll-free telephone number, by accessing the Adviser's website, or by accessing the SEC website.


REVIEW OF POLICY.


         At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.







Dated:  August 15, 2006

                           Kalmar Investment Advisers

                                  Proxy Voting
                              Policy and Procedures


                                     PURPOSE

The purpose of these Proxy Voting Policies and Procedures is to memorialize the procedures and policies adopted by Kalmar Investment Advisers (the "Adviser") to enable it to comply with its responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). According to the "Act" the Adviser has a fiduciary duty to act in the best long-term interest of its clients. An Adviser is a fiduciary that owes each of its clients the duty of care and loyalty with respect to all service undertaken on the clients' behalf including proxy voting.


                                     POLICY

Kalmar Investment Advisers acts as discretionary investment adviser for The Kalmar "Growth-with-Value" Small Cap Fund, an investment company registered under the Investment Company Act of 1940, as amended. The Adviser's authority to vote proxies or act on other shareholder actions is established under the delegation of discretionary authority under its investment advisory contract. Therefore, the Adviser will vote all proxies, received in sufficient time, prior to their deadlines, as part of its discretionary authority over Fund assets in accordance with these Proxy Voting Policies and Procedures.


                                   PROCEDURES

While the Chief Compliance Officer, is ultimately responsible for ensuring that all proxies are voted on behalf of the Fund, a Proxy Voting Committee has been created whose job it is to oversee all decisions relating to proxy voting, proxy voting guidelines, conflicts of interest, record keeping and disclosure and to assure that proxies are voted accordingly.

The Proxy Voting Committee (the "Committee") after considering the proxy voting requirements pertaining to Kalmar Investment Advisers, especially the SEC mandated reporting requirements, has elected to continue and expand Kalmar Investment Advisers' relationship with Institutional Shareholder Services ("ISS"), a nationally known shareholder services, proxy research, and proxy voting provider. ISS has provided proxy voting services to the Kalmar Fund since its inception and votes Fund proxies according to a set of pre-determined proxy voting policy guidelines. Importantly, however, Kalmar Investment Advisers retains the on-going right to override ISS proxy votes that it does not believe are in the best interest of the Fund's Shareholders. Internally, a member of the Advisers' investment team serves as the ISS proxy voting watchdog, reviewing ISS proxy research and recommendations, in particular those to vote contrary to management's recommendation. Under that circumstance the ISS research and recommendation is forwarded to Kalmar's portfolio manager or research analyst most familiar with the company in question. After email communication with Kalmar's investment team on the voting issue in question, and once a voting decision has been reached, then voting instructions are transmitted to ISS and the watchdog prints and stores paperwork memorializing the decision and it is retained in the Company's files.

The Adviser will fulfill its duty of care in monitoring corporate actions and voting client proxies by regular and continual review, in a deliberate and informed manner, of the ISS proxy voting guidelines and override them as it deems necessary.

                                    CONFLICTS

Conflicts of interest will be identified, monitored and resolved by joint effort of the Chief Compliance Officer and the investment team watchdog. A review of potential conflicts will include the completion of an annual conflict disclosure by the Adviser's key employees. Regular disclosure attested to by the investment team members and senior officers will identify any conflict with companies owned on an annual basis. These procedures combined with the utilization of ISS proxy voting guidelines, diminish the likelihood of material conflicts of interest.


                                 RECORD KEEPING

The Adviser will maintain for the time periods set forth: (A) these proxy voting procedures and policies and amendments thereto; (B) all proxy statements received regarding securities held by the Fund; (C) a record of votes cast on behalf of the Fund's shareholders; (D) records of shareholder requests for proxy voting information; (E) all documentation that was material to making a proxy voting decision or that memorialized the basis for the decision.

                                   DISCLOSURES

The "Fund" discloses in its Statement of Additional Information ("SAI") the policies and procedures that it uses in deciding how to vote proxies. The SAI discloses that the Fund's actual proxy voting record for the most recent 12-month period ending June 30 is available.

The Fund is required to file annually Form N-PX which contains the Fund's complete proxy voting record. This filing must be made by August 31 for the 12-month period ending June 30.

The Fund's actual voting record is available to shareholders upon request and by accessing the Fund's website. In addition, the fund's actual proxy voting record will be available on the SEC's website. In response to a telephone request, the Fund will honor the request within three business days via first class mail.

The  Fund's  Semi  Annual  and  Annual  Shareholder   Reports  disclose  that  a
description of the Fund's proxy voting procedures is available in the same manner, as stated above.

Dated:  March 2007

INVESTMENT ADVISER
Kalmar Investment Advisers
Barley Mill House
3701 Kennett Pike
Wilmington, DE 19807

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA  19406

SHAREHOLDER SERVICES
PFPC Inc.
P.O. Box 9831
Providence, RI  02940

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th & Arch Streets
Philadelphia, PA  19103-2799

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA  19103

                         KALMAR POOLED INVESTMENT TRUST
                                    FORM N-1A
                           PART C - OTHER INFORMATION

ITEM 23.

(a) Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 26, 2002.

(b) By-Laws of the Registrant are incorporated by reference to Exhibit 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on October 7, 1996.

(c) Reference is hereby made to Article V of the Trust's Amended Agreement and Declaration of Trust (Exhibit (a)), Article II and Article VII
       Section 6 of the Trust's By-laws (Exhibit (b)) for a description of the instruments defining rights of shareholders.

(d)    (1)  Investment Advisory Agreement dated January 31, 1997 between the
            Registrant and Kalmar Investment Advisers is incorporated by reference to Exhibit 5(a) to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on October 7, 1996.

       (2) Amendment No. 1 to Investment Advisory Agreement dated November 7, 2006 between the Registrant and Kalmar Investment Advisers is incorporated herein by reference to Exhibit 77q1 to Registrant's Form N-SAR-B filed with the Securities and Exchange Commission via EDGAR on February 28, 2007.

(e) Distribution Agreement dated January 2, 2001 between the Registrant and PFPC Distributors, Inc. on behalf of the Small Cap Fund is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 25, 2001.

(f)    Not Applicable.

(g) Custodian Agreement dated May 1, 2000 between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 25, 2001.

(h)    Other Material Contracts

       (1) Administration and Accounting Services Agreement dated May 1, 2000 between the Registrant and PFPC Inc. is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 25, 2001.

       (2) Transfer Agency Services Agreement dated May 1, 2000 between the Registrant and PFPC Inc. is incorporated by reference to Exhibit
            (h)(2) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 25, 2001.

       (3) Amendment dated July 24, 2002 to Transfer Agency Services Agreement dated May 1, 2000 is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on February 27, 2003.

       (4) Amendment dated October 30, 2003 to Transfer Agency Services Agreement dated May 1, 2000 is incorporated by reference to Exhibit
            (h)(4) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 28, 2005.

(i) Reference is hereby made to Exhibit 10 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR December 16, 1996.

(j)    Consent of Deloitte & Touche LLP is filed herewith.

(k)    Not Applicable.

(l)    Investment Letter dated December 10, 1996 is incorporated by reference to
       Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on December 16, 1996.

(m)    Not Applicable.

(n)    Not Applicable.

(p) Code of Ethics of the Registrant and the Adviser is incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 28, 2005.

(q) Power of Attorney is incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 26, 2002.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           Registrant is not controlled by or under common control with any person.


ITEM 25.   INDEMNIFICATION

           Under the terms of the Delaware Statutory Trust Act and the Registrant's Amended Agreement and Declaration of Trust (the "Declaration of Trust") and By-Laws, no officer or trustee of the Fund shall have any liability to the Trust or its shareholders, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

           Subject to the standards and restrictions set forth in the Trust's Declaration of Trust, the Delaware Statutory Trust Act, section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner, or other person from and against any and all claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from personal liability to any person other than the statutory trust or a beneficial owner for any act, omission, or obligation of the statutory trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

           The Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Trust, out of its assets, may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustees' performance of his or her duties as a Trustee or officer of the Trust; provided that nothing in the Declaration of Trust shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

           The By-Laws provide indemnification for each Trustee and officer who was or is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that the Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests; (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests; and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

           However, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Trust. Further, no indemnification shall be made:

           (a) In respect of any proceeding as to which any Trustee or officer shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

           (b) In respect of any proceeding as to which any Trustee or officer shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

           (c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

           In any event, the Trust shall indemnify each officer and Trustee against expenses actually and reasonably incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties of office. The Trust shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if: (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements; and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

           The Trustees and officers of the Trust are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not the Trust would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

           The Trust is a party to a distribution agreement with PFPC Distributors, Inc. (the "Distributor"). Paragraph 11 of the agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties under the agreement, the Distributor, and each of its directors and officers and each person who controls the Distributor, will be indemnified and held harmless by the Trust against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring shares in the Fund.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, underwriter or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, underwriter or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

           KALMAR INVESTMENT ADVISERS:
           The sole business activity of Kalmar Investment Advisers, Barley Mill House, 3701 Kennett Pike, Wilmington, Delaware 19807 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. Information as to the directors and officers of the Adviser is as follows:

      NAME AND POSITION WITH THE ADVISER       OTHER COMPANY               POSITION WITH OTHER COMPANY
      ----------------------------------       -------------               ---------------------------
      Ford B. Draper, Jr.                      Kalmar Investments Inc.     Director, President, Chief Investment
        Chairman, President and                                            Officer and Direct Owner
        Direct Owner

      Brian D. Draper                          Kalmar Investments Inc.     Director and Vice President
        Vice President


      Verna E. Knowles                         Kalmar Investments Inc.     Secretary, Treasurer, Compliance
        Secretary, Treasurer and                                           Officer and Direct Owner
        Direct Owner

      Marjorie L. McMenamin                    Kalmar Investments Inc.     Operations Director, Compliance
        Direct Owner                                                       Officer and Direct Owner

      Kimberly R. Portmann                     Kalmar Investments Inc.     Chief Compliance Officer
        Chief Compliance Officer

      Dana F. Walker                           Kalmar Investments Inc.     Portfolio Manager, Research Analyst
        Portfolio Manager, Research                                        and Direct Owner
        Analyst and Direct Owner

      Gregory A. Hartley                       Kalmar Investments Inc.     Portfolio Manager, Research Analyst
        Portfolio Manager, Research                                        and Direct Owner
        Analyst and Direct Owner

      Ford B. Draper, III                      Kalmar Investments Inc      Managing Director and Direct Owner
        Managing Director and
        Direct Owner

      Avery Draper                             Kalmar Investments Inc      N/A
        Direct Owner

      NAME AND POSITION WITH THE ADVISER       OTHER COMPANY               POSITION WITH OTHER COMPANY
      ----------------------------------       -------------               ---------------------------
      Greg Travers                             Kalmar Investments Inc      Portfolio Manager, Research Analyst
        Portfolio Manager, Research                                        and Direct Owner
        Analyst and Direct Owner

      Steffen Torres                           Kalmar Investments Inc      Portfolio Manager, Research Analyst
        Portfolio Manager, Research                                        and Direct Owner
        Analyst and Direct Owner

      Jeannine Laughman                        Kalmar Investments Inc      Portfolio Manager, Research Analyst
        Portfolio Manager, Research                                        and Direct Owner
        Analyst and Direct Owner

      Nancy Romito                             Kalmar Investments Inc      Client Services Director and Direct
        Client Services Director and                                       Owner
        Direct Owner

      Jeffrey Stroble                          Kalmar Investments Inc      Client Services Director and Direct
        Client Services Director and                                       Owner
        Direct Owner

      Monica Butler                            Kalmar Investments Inc      Head Trader and Direct Owner
        Head Trader and Direct Owner


ITEM 27.  PRINCIPAL UNDERWRITER

     (a) PFPC Distributors, Inc. ("the Distributor") is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. As of January 31, 2008, the Distributor acted as principal underwriter for the following investment companies:

                           AFBA 5 Star Funds, Inc.
                           Aston Funds
                           Atlantic Whitehall Funds Trust
                           BHR Institutional Funds
                           CRM Mutual Fund Trust
                           E.I.I. Realty Securities Trust
                           FundVantage Trust
                           GuideStone Funds
                           Highland Floating Rate Fund
                           Highland Floating Rate Advantage Fund
                           Highland Funds I
                           Highmark Funds
                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds
                           New Alternatives Fund
                           Old Westbury Funds
                           PAX World Funds Series Trust I
                           The RBB Fund, Inc.
                           Stratton Multi-Cap Fund
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Sterling Capital Small Cap Value Fund
                           The Torray Fund
                           Van Wagoner Funds
                           Wilshire Mutual Funds, Inc.
                           Wilshire Variable Insurance Trust

     (b) The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

          The following is a list of the directors and executive officers of the
          Distributor:

          NAME                      POSITION(S) WITH DISTRIBUTOR

          Steven Turowski           Director

          T. Thomas Deck            Director; President; Chief Executive Officer

          Michael Denofrio          Director

          Nicholas M. Marsini, Jr.  Director

          Rita G. Adler             Chief Compliance Officer

          John Munera               Anti-Money Laundering Officer

          Jodi L. Jamison           Chief Legal Officer

          Julie Bartos              Assistant Secretary; Assistant Clerk

          Charlene Wilson           Treasurer; Chief Financial Officer;

                                    Financial Operations Principal

          Maria C. Schaffer         Assistant Treasurer; Controller

          Bruno DiStefano           Vice President

          Susan K. Moscaritolo      Vice President; Secretary; Clerk

          Ronald Berge              Assistant Vice President

          Dianna A. Stone           Assistant Secretary; Assistant Clerk

     (c)  Not Applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

           Each  account,  book or other  document  required to be maintained by
           Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at Barley Mill House, 3701 Kennett Pike, Wilmington, Delaware 19807, except for those maintained by the Registrant's administrator, transfer agent, dividend paying agent and accounting services agent, PFPC Inc., which are held at 301 Bellevue Parkway, Wilmington, Delaware 19809 and the Registrant's Custodian Bank, PFPC Trust Co., which are held at 8800 Tinicum Blvd., 5th Floor, Philadelphia, Pennsylvania 19153.

ITEM 29.   MANAGEMENT SERVICES.

           There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS.

           Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule
485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 25th day of April 2008.

                                   KALMAR POOLED INVESTMENT TRUST
                                   Registrant

                                   By: /s/ Ford B. Draper, Jr.
                                       -----------------------------------------
                                       Ford B. Draper, Jr.
                                       President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Ford B. Draper, Jr.                         Trustee, Chairman and President                April 25, 2008
--------------------------------------------
Ford B. Draper, Jr.

Wendell Fenton                                  Trustee                                        April 25, 2008
--------------------------------------------
Wendell Fenton*

Nicholas A. Giordano                            Trustee                                        April 25, 2008
--------------------------------------------
Nicholas A. Giordano*

David M. Reese, Jr.                             Trustee                                        April 25, 2008
--------------------------------------------
David M. Reese, Jr.*

David D. Wakefield                              Trustee                                        April 25, 2008
--------------------------------------------
David D. Wakefield*

/s/ Verna Knowles                               Treasurer and Chief Financial Officer          April 25, 2008
--------------------------------------------
Verna Knowles

*By:       /s/ Ford B. Draper, Jr.
           --------------------------------
           Ford B. Draper, Jr.
           Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement.

         EXHIBIT              DESCRIPTION

         (j)                  Consent of Deloitte & Touche LLP